   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 18, 1998

SECURITIES ACT REGISTRATION NO. 333-49535
INVESTMENT COMPANY ACT FILE NO. 811-08735
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                ---------------

                            AMENDMENT NO. 3 TO
                                   FORM N-2

                                ---------------

[_] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X] PRE-EFFECTIVE AMENDMENT NO. 3
[_] POST-EFFECTIVE AMENDMENT NO.

                                      AND

[_] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X] AMENDMENT NO. 3

                                ---------------

                               PEAK TRENDS TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                           C/O PUGLISI & ASSOCIATES
                              850 LIBRARY AVENUE
                                   SUITE 204
                            NEWARK, DELAWARE 19715
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                (302) 738-6680
             (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                ---------------

                               DONALD J. PUGLISI
                             PUGLISI & ASSOCIATES
                         850 LIBRARY AVENUE, SUITE 204
                            NEWARK, DELAWARE 19715
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH COPIES TO:

         MICHAEL V. GISSER, ESQ.                  JOHN E. LANGE, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP    PAUL, WEISS, RIFKIND, WHARTON &
   30TH FLOOR, TOWER II, LIPPO CENTRE                   GARRISON
              89 QUEENSWAY                HONG KONG CLUB BUILDING, 13TH FLOOR
           CENTRAL, HONG KONG                        3A CHATER ROAD
                                                   CENTRAL, HONG KONG

                                ---------------

  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement. If any securities on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box: [_]

  If appropriate, check the following box:

[_]This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement]

[_]This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration
   statement for the same offering is 33-   .

                                ---------------

  THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8 (A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               PEAK TRENDS TRUST

                             CROSS REFERENCE SHEET

          (PURSUANT TO RULE 404(c) UNDER THE SECURITIES ACT OF 1933)
                          PARTS A & B OF PROSPECTUS*

 Item 1.  Outside Front Cover................... Front Cover Page; Inside
                                                  Front Cover page
 Item 2.  Inside Front and Outside Back Cover    Front Cover Page; Inside
          Page..................................  Front Cover Page; Outside
                                                  Back Cover Page
 Item 3.  Fee Table and Synopsis................ Prospectus Summary; Fee Table
 Item 4.  Financial Highlights.................. Not Applicable
 Item 5.  Plan of Distribution.................. Front Cover Page; Prospectus
                                                  Summary; Underwriting
 Item 6.  Selling Shareholders.................. Not Applicable
 Item 7.  Use of Proceeds....................... Use of Proceeds; Investment
                                                  Objective and Policies
 Item 8.  General Description of the             Front Cover Page; Prospectus
          Registrant............................  Summary; The Trust;
                                                  Investment Objective and
                                                  Policies; Risk Factors
 Item 9.  Management............................ Management and Administration
                                                  of the Trust
 Item 10. Capital Stock, Long-Term Debt, and
          Other Securities......................  Description of the TrENDS;
                                                  Investment Objective and
                                                  Policies; Certain United
                                                  States Federal Income Tax
                                                  Considerations
 Item 11. Defaults and Arrears on Senior
          Securities............................ Not Applicable
 Item 12. Legal Proceedings..................... Not Applicable
 Item 13. Table of Contents of the Statement of
          Additional Information................ Not Applicable
 Item 14. Cover Page............................ Not Applicable
 Item 15. Table of Contents..................... Not Applicable
 Item 16. General Information and History....... The Trust
 Item 17. Investment Objective and Policies..... Investment Objective and
                                                  Policies
 Item 18. Management............................ Management and Administration
                                                  of the Trust
 Item 19. Control Persons and Principal Holders  Management and Administration
          of Securities.........................  of the Trust
 Item 20. Investment Advisory and Other          Management and Administration
          Services..............................  of the Trust; Prospectus
                                                  Summary
 Item 21. Brokerage Allocation and Other         Investment Objective and
          Practices.............................  Policies
 Item 22. Tax Status............................ Certain United States Federal
                                                  Income Tax Considerations
 Item 23. Financial Statements.................. Statements of Assets and
                                                  Liabilities

* Pursuant to the General Instructions of Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY +
+OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT        +
+BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR + +THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE + +SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE + +UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF +
+ANY SUCH STATE.                                                               +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

PROSPECTUS       SUBJECT TO COMPLETION, DATED MAY 13, 1998

     , 1998

                             6,000,000 TRENDS

                               PEAK TRENDS TRUST

                    TRUST ENHANCED DIVIDEND SECURITIES

  (EXCHANGEABLE FOR SHARES OF COMMON STOCK OF PEAK INTERNATIONAL LIMITED)

  Each of the Trust Enhanced Dividend Securities (the "TrENDS") of Peak TrENDS Trust (the "Trust") represents the right to receive an annual distribution of
$    , and will be exchanged for between       shares and 1 ordinary share,
$    par value per share (the "Common Stock"), of Peak International Limited
(the "Company") on     (the "Exchange Date"), subject to a cash settlement
feature. The annual distribution of $    per TrENDS is payable quarterly on
each    ,    ,     and    , commencing      . The TrENDS are not subject to
early redemption.

  The Trust is a newly organized, finite-term trust established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the Exchange Date, and a forward purchase contract relating to the Common Stock (the "Contract") with Luckygold 18A Limited, a company incorporated in the British Virgin Islands ("Luckygold" or the "Seller") and an existing shareholder of the Company. Mr. T.L. Li, the sole shareholder of Luckygold, will guarantee (the "Guaranty") the delivery of shares of Common Stock covered by the Contract on the Exchange Date and the maintenance of collateral pursuant to the Collateral Agreement (as defined herein). See "Investment Objective and Policies--The Contract--The Guaranty." The Trust's investment objective is to provide each holder of TrENDS (a "Holder") with a
quarterly distribution of $    per TrENDS and, on the Exchange Date, a number
of shares of Common Stock per TrENDS equal to the Exchange Rate. The "Exchange Rate" is equal to (i) if the Reference Market Price (as defined below) on the
Exchange Date is less than $    (the "Threshold Appreciation Price") but equal
to or greater than the Price to Public as shown below (the "Floor Price"), a number (or fractional number) of shares of Common Stock per TrENDS which, when multiplied by the Reference Market Price, is equal to the Floor Price, (ii) if the Reference Market Price on the Exchange Date is equal to or greater than the
Threshold Appreciation Price,       shares of Common Stock per TrENDS and (iii)
if the Reference Market Price on the Exchange Date is less than the Floor Price, 1 share of Common Stock per TrENDS, subject in each case to adjustment in certain events. The "Reference Market Price" means the average Closing Price (as defined herein) per share of Common Stock for the 20 Trading Days (as defined herein) immediately prior to, but not including, the Exchange Date. In lieu of delivery of the Common Stock, the Seller may elect under the Contract to pay cash on the Exchange Date in an amount equal to the Reference Market Price times the number of shares of Common Stock determined under the above formula (the "Cash Settlement Alternative"). If the Seller elects the Cash Settlement Alternative, holders of TrENDS will receive cash instead of shares of Common Stock on the Exchange Date. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of TrENDS will receive cash in lieu thereof.

  Holders of TrENDS will receive quarterly distributions whereas the Company does not currently pay dividends on the Common Stock. However, the Company could commence at any time paying dividends on the Common Stock, to which the Holders of TrENDS would not be entitled, and there is no assurance that the yield on the TrENDS will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the TrENDS is less than that afforded by an investment in the Common Stock because holders of the TrENDS will realize no equity appreciation unless the Reference Market Price of the Common Stock on the Exchange Date exceeds the Threshold Appreciation Price. Moreover, because a
Holder will only receive       shares of Common Stock per TrENDS if the
Reference Market Price on the Exchange Date exceeds the Threshold Appreciation
Price, Holders will only be entitled to receive upon exchange   % of any
appreciation of the value of the Common Stock in excess of the Threshold Appreciation Price. Holders of TrENDS will realize the entire decline in equity value if the Reference Market Price on the Exchange Date is less than the Floor Price. Accordingly, the value of the Common Stock or cash equivalent received by a Holder may be less than the amount paid by such Holder for its TrENDS.

  Application has been made to list the TrENDS on the American Stock Exchange (the "ASE") under the symbol "PTT". Prior to this offering there has been no public market for the TrENDS. The Common Stock is traded on the Nasdaq National Market under the symbol "PEAKF". The reported last sale price of the Common Stock on the Nasdaq National Market on May 12, 1998 was $23 1/4 per share.

  SEE "RISK FACTORS" COMMENCING ON PAGE 19 OF THIS PROSPECTUS FOR A DISCUSSION OF CERTAIN FACTORS RELEVANT TO AN INVESTMENT IN THE TRENDS.

 THESE TRENDS  HAVE NOT  BEEN APPROVED  OR DISAPPROVED  BY THE  SECURITIES AND
  EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES  COMMISSION  NOR  HAS  THE
    SECURITIES AND EXCHANGE  COMMISSION OR ANY  STATE SECURITIES  COMMISSION
     PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
      REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                          PRICE TO PUBLIC SALES LOAD(1) PROCEEDS TO THE TRUST(2)
--------------------------------------------------------------------------------
Per TrENDS...............      $              $                  $
Total (3)................      $              $                  $
--------------------------------------------------------------------------------

(1) The Seller has agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act"). See "Underwriting." In light of the fact that the proceeds of the sale of the TrENDS will be used in part by the Trust to purchase the Contract from the Seller, the Underwriting Agreement provides that the Seller will pay to the Underwriters as compensation
    ("Underwriters' Compensation") $    per TrENDS. See "Underwriting."
(2)  Expenses of the offering, which are payable by the Seller, are estimated
     to be approximately $    .

(3) The Trust has granted to the Underwriters an option, exercisable within 30 days of the date hereof, to purchase up to 900,000 additional TrENDS at the Price to Public per TrENDS, solely to cover over-allotments, if any. If the Underwriters exercise such option, the total Price to Public, Sales Load
    and Proceeds to the Trust will be $    , $    and $    , respectively. See
    "Underwriting."

  The TrENDS are being offered hereby by the several Underwriters, subject to prior sale, when, as and if delivered to and accepted by the Underwriters and subject to various prior conditions, including their right to reject orders in whole or in part. It is expected that delivery of the TrENDS will be made
through the facilities of The Depository Trust Company on or about      1998.

DONALDSON, LUFKIN & JENRETTE                      BANCAMERICA ROBERTSON STEPHENS
     SECURITIES CORPORATION

  The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the TrENDS and will have no obligations with respect to the TrENDS. This Prospectus relates only to the TrENDS offered hereby and does not relate to the Company or the Common Stock.

  The Trust has adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust. The Trust will continue to hold the Contract despite any significant decline in the market price of the Common Stock or adverse changes in the financial condition of the Company.

  The TrENDS may be a suitable investment for those investors who are able to understand the unique nature of the Trust and the economic characteristics of the Contract and the U.S. Treasury securities held by the Trust.

  The Trust will be a grantor trust for United States federal income tax purposes and each holder of TrENDS will be treated as the owner of its pro rata portions of the stripped U.S. Treasury securities and the Contract. For a discussion of the principal United States federal income tax consequences of the purchase, ownership and disposition of the TrENDS, see "Certain United States Federal Income Tax Considerations."

  This Prospectus sets forth concisely the information about the Trust that a prospective investor ought to know before investing. Potential investors are advised to read this Prospectus and to retain it for future reference.

                       ENFORCEMENT OF CIVIL LIABILITIES

  LUCKYGOLD IS ORGANIZED UNDER THE LAWS OF THE BRITISH VIRGIN ISLANDS AND MR. T.L. LI IS A RESIDENT OF THE HONG KONG SPECIAL ADMINISTRATIVE REGION ("HONG KONG") AND ALL OR A SUBSTANTIAL PORTION OF THEIR ASSETS ARE OR MAY BE LOCATED OUTSIDE THE UNITED STATES. IN CONNECTION WITH THE OFFERING AND THE TRANSACTIONS CONTEMPLATED IN CONNECTION WITH THE OFFERING, LUCKYGOLD HAS
APPOINTED       AND MR. T.L. LI HAS APPOINTED       TO ACCEPT SERVICE OF
PROCESS WITHIN THE UNITED STATES. IT MAY NOT BE POSSIBLE FOR INVESTORS, HOWEVER, TO ENFORCE AGAINST LUCKYGOLD OR MR. T.L. LI JUDGMENTS OBTAINED IN UNITED STATES COURTS PREDICATED UPON THE CIVIL LIABILITY PROVISIONS OF THE FEDERAL SECURITIES LAWS OR CIVIL LIABILITIES ARISING FROM THE TRANSACTIONS CONTEMPLATED IN THE OFFERING. LUCKYGOLD HAS BEEN ADVISED BY ITS BRITISH VIRGIN ISLANDS COUNSEL, CONYERS DILL & PEARMAN, AND MR. T.L. LI HAS BEEN ADVISED BY HIS HONG KONG COUNSEL, RICHARDS BUTLER, THAT IN THE OPINION OF SUCH COUNSEL THERE IS DOUBT AS TO THE ENFORCEABILITY IN THE BRITISH VIRGIN ISLANDS AND HONG KONG, RESPECTIVELY, IN ORIGINAL ACTIONS OR IN ACTIONS FOR ENFORCEMENT OF JUDGMENTS OF UNITED STATES COURTS, OF CIVIL LIABILITIES PREDICATED UPON THE UNITED STATES FEDERAL SECURITIES LAWS OR CIVIL LIABILITIES ARISING FROM THE TRANSACTIONS CONTEMPLATED IN THE OFFERING.

  THE TRUST IS A NEWLY ORGANIZED CLOSED-END INVESTMENT COMPANY WITH NO PREVIOUS HISTORY OF PUBLIC TRADING. TYPICAL CLOSED-END FUND SHARES FREQUENTLY TRADE AT A PREMIUM TO OR DISCOUNT FROM NET ASSET VALUE. THIS CHARACTERISTIC OF INVESTMENTS IN A CLOSED-END INVESTMENT COMPANY IS A RISK SEPARATE AND DISTINCT FROM THE RISK THAT THE TRUST'S NET ASSET VALUE WILL DECREASE. THE TRUST CANNOT PREDICT WHETHER ITS SHARES WILL TRADE AT, BELOW OR ABOVE NET ASSET VALUE. THE RISK OF PURCHASING INVESTMENTS IN A CLOSED-END INVESTMENT COMPANY THAT MIGHT TRADE AT A DISCOUNT MAY BE GREATER FOR INVESTORS WHO WISH TO SELL THEIR INVESTMENTS SOON AFTER COMPLETION OF AN INITIAL PUBLIC OFFERING.

  IN CONNECTION WITH THIS OFFERING, THE UNDERWRITERS MAY OVER-ALLOT, IMPOSE PENALTY BIDS OR EFFECT TRANSACTIONS WHICH STABILIZE OR MAINTAIN OR OTHERWISE AFFECT THE MARKET PRICE OF THE TRENDS OR THE COMMON STOCK AT LEVELS ABOVE THOSE THAT MIGHT OTHERWISE PREVAIL IN THE OPEN MARKET. SUCH TRANSACTIONS MAY BE EFFECTED ON THE AMERICAN STOCK EXCHANGE, THE NASDAQ NATIONAL MARKET OR OTHERWISE. SUCH STABILIZING, IF COMMENCED, MAY BE DISCONTINUED AT ANY TIME. SEE "UNDERWRITING."

                               PROSPECTUS SUMMARY

  This summary of the provisions relating to the TrENDS does not purport to be complete and is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus. Certain terms used in this summary are defined elsewhere in this Prospectus.

                                   THE TRUST

 GENERAL

  The Trust is a newly organized, finite-term trust. The Trust will be registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Consistent with certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations thereunder applicable to grantor trusts, the Trustees will not have the power to vary the investments held by the Trust.

  Pursuant to the Contract, the Trust may be deemed an "underwriter" of the Common Stock as defined in the Securities Act in connection with its purchase of the Common Stock owned by the Seller, which is deemed an "affiliate" of the Company for purposes of the Securities Act, and the delivery of the Common Stock to Holders of TrENDS on the Exchange Date or upon earlier dissolution of the Trust. In such an event, the Trust may be subject to certain liabilities under the Securities Act with respect to the Company Prospectus which is attached hereto and is being delivered to prospective purchasers of the TrENDS together with this Prospectus for convenience of reference only. The Company Prospectus does not constitute a part of this Prospectus, nor is it incorporated by reference herein. See "The Trust" and "Investment Policies and Objectives--The Company."

 INVESTMENT OBJECTIVE AND POLICIES

  The Trust will purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the Exchange Date and a forward purchase contract with the Seller relating to shares of Common Stock. The Trust's investment objective is to provide the Holders with a quarterly
distribution of $    per TrENDS (which amount equals a pro rata portion of the
fixed quarterly cash distributions from the proceeds of the maturing U.S. Treasury securities held by the Trust) and, on the Exchange Date, a number of shares of Common Stock per TrENDS equal to the Exchange Rate or, if the Seller elects the Cash Settlement Alternative, which election must be made not later than 20 trading days prior to but not including the Exchange Date, an amount in cash equal to the Reference Market Price of that number of shares. The Exchange Rate is equal to (i) if the Reference Market Price is less than the Threshhold Appreciation Price but equal to or greater than the Floor Price, a number (or fractional number) of shares of Common Stock per TrENDS, which when multiplied by the Reference Market Price, is equal to the Floor Price, (ii) if the Reference Market Price is equal to or greater than the Threshhold Appreciation
Price,       shares of Common Stock per TrENDS and (iii) if the Reference
Market Price is less than the Floor Price, 1 share of Common Stock per TrENDS, subject in each case to adjustment in certain events. This provides the Trust with the potential for a portion of any capital appreciation above the Threshhold Appreciation Price on the Common Stock, but no protection from depreciation of the Common Stock and no participation in appreciation through the Threshhold Appreciation Price. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of TrENDS will receive cash in lieu thereof. See "Investment Objective and Policies--Trust Termination."

 STRUCTURE

  The purchase price under the Contract is equal to $    per share of Common
Stock initially subject thereto and $    (     shares of Common Stock) in the
aggregate (exclusive of the Underwriters' over-allotment option) and is payable to the Seller by the Trust at the closing of the offering of the TrENDS (the "Closing"). The obligations of the Seller under the Contract will be secured by a pledge of Common Stock or, at the election of the Seller, by substitute collateral consisting of short-term, direct obligations of the U.S. Government and will be subject to the Guaranty. See "Investment Objective and Policies-- The Contract--Collateral Arrangements; Acceleration" and "Investment Objective and Policies--The Contract--The Guaranty."

                                  THE OFFERING

  The Trust is offering 6,000,000 TrENDS to the public at a purchase price of
$    per TrENDS (which is equal to the reported last sale price of the Common
Stock on the date of the offering) through the Underwriters. In addition, the Trust has granted to the Underwriters an option, exercisable within 30 days of the date hereof, to purchase up to 900,0000 additional TrENDS, solely to cover over-allotments, if any. See "Underwriting."

                                   THE TRENDS

 GENERAL

  The TrENDS are designed to provide investors with a quarterly distribution at
the annual rate of $    per share of TrENDS. The Company does not currently pay
dividends on its Common Stock. Any decision to commence paying dividends on the Common Stock by the Company and the amount of any such dividends would be discretionary with its Board of Directors and subject to legal and other factors, including the Company's future earnings, cash flow, financial condition and capital requirements. Quarterly distributions on the TrENDS will consist solely of the cash received from the U.S. Treasury securities held by the Trust. The Trust will not be entitled to any dividends that may be declared on the Common Stock because the Common Stock will not be transferred to the Trust until the Exchange Date.

  There is no assurance that the yield on the TrENDS will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the TrENDS is less than that afforded by an investment in the Common Stock because Holders will realize no equity appreciation if, on the Exchange Date, the Reference Market Price of the Common Stock is below the Threshold Appreciation Price
(which represents an appreciation of    % of the Floor Price). Moreover,
because a Holder will only receive       shares of Common Stock per TrENDS (or
cash in an amount equal to the Reference Market Price times     shares of
Common Stock) if the Reference Market Price exceeds the Threshold Appreciation
Price, Holders will only be entitled to receive upon exchange    % of any
appreciation of the value of the Common Stock in excess of the Threshold Appreciation Price. Holders of TrENDS will realize the entire decline in equity value if the Reference Market Price is less than the Floor Price. Accordingly, the value of the Common Stock or cash equivalent received by a Holder may be less than the amount paid by such Holder for its TrENDS.

 DISTRIBUTIONS

  Holders are entitled to receive distributions at the rate per TrENDS of $
per annum or $    per quarter, payable quarterly on each    ,    ,     and
      or, if any such date is not a business day, on the next succeeding
business day, to Holders of record as of each    ,    ,    and    ,
respectively. The first distribution, in respect of the period from Closing
until    , will be payable on     to Holders of record as of     and will equal
$    per TrENDS. See "Investment Objective and Policies--General."

 MANDATORY EXCHANGE

  On the Exchange Date, each outstanding TrENDS will be exchanged automatically
for between       of a share and 1 share of Common Stock, subject to adjustment in the event of certain dividends or distributions, subdivisions, splits, combinations, issuances of certain rights or warrants or distributions of certain assets with respect to the Common Stock. Further, in lieu of delivering the Common Stock, the Seller may elect under the Contract to pay cash on the Exchange Date in an amount equal to the then applicable Reference Market Price times such number of shares of the Common Stock deliverable pursuant to the Contract (the "Cash Settlement

Alternative"). If the Seller elects the Cash Settlement Alternative, which election shall be made not later than 20 Trading Days prior to but not including the Exchange Date, Holders will receive cash instead of Common Stock on the Exchange Date. In addition, in the event of a merger of the Company into another entity, or the liquidation of the Company, or in certain related events, Holders would receive consideration in the form of cash or Marketable Securities (as defined below under the caption "Investment Objective and Policies --The Contract-- Dilution Adjustments") rather than shares of Common Stock. Further, the occurrence of certain defaults by the Seller under the Contract or the collateral arrangements would cause the acceleration of the Contract and the early exchange of each TrENDS for an amount of shares of Common Stock (or Marketable Securities), cash, or a combination thereof, in respect of the shares of Common Stock and the U.S. Treasury securities. See "Investment Objective and Policies--The Contract--Collateral Arrangements; Acceleration," "--The U.S. Treasury Securities" and "--Trust Termination."

 VOTING RIGHTS

  Holders will have the right to vote on matters affecting the Trust, as described under the caption "Description of the TrENDS," but will have no voting rights with respect to the Common Stock prior to receipt of shares of Common Stock by the Holders upon the mandatory exchange of the TrENDS on the Exchange Date or upon earlier dissolution of the Trust. See "Description of the TrENDS."

                                  THE COMPANY

  Reference is made to the accompanying prospectus of the Company with respect to the shares of Common Stock which may be received by a Holder of TrENDS on the Exchange Date or upon earlier dissolution of the Trust. THE COMPANY PROSPECTUS IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF THE TRENDS TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE COMPANY PROSPECTUS DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

  The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the TrENDS and will have no obligations with respect to the TrENDS. This Prospectus relates only to the TrENDS offered hereby and does not relate to the Company or the Common Stock.

            CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

  The Trust will be treated as a grantor trust for United States federal income tax purposes, and accordingly, each Holder will be treated, for United States federal income tax purposes, as the owner of its pro rata portions of the U.S. Treasury securities and the Contract. Each Holder will have to include in its gross income for United States federal income tax purposes its allocable share of the income received by the Trust and the original issue discount ("OID") accrued on the U.S. Treasury securities. The U.S. Treasury securities held by the Trust will be treated for United States federal income tax purposes as having "OID" that will accrue over the term of the U.S. Treasury securities and each Holder must recognize its pro rata portion of such discount as income regardless of its method of accounting. It is currently anticipated that a substantial portion of each quarterly cash distribution to the Holders will be treated as a tax-free return of such Holders' investment in the U.S. Treasury securities and therefore will not be considered current income for United States federal income tax purposes. A Holder will have taxable gain or loss upon receipt of cash distributed on the Exchange Date. Each Holder's tax basis in its Common Stock or Marketable Securities distributed on the Exchange Date will be equal to its tax basis in its pro rata portion of the Contract less the portion of such tax basis allocable to any shares of Common Stock for which cash is received. See "Certain United States Federal Income Tax Considerations."

                ALTERNATIVE FEDERAL INCOME TAX CHARACTERIZATIONS

  Holders should also be aware that there are alternative characterizations of the assets of the Trust which could require Holders to include more interest in income than they would include in income under the analysis set out above. See "Certain United States Federal Income Tax Considerations."

                   MANAGEMENT AND ADMINISTRATION OF THE TRUST

  The Trust will be internally managed and will not have an investment adviser. The administration of the Trust will be overseen by three Trustees. The day-to-day administration of the Trust will be carried out by The Bank of New York (or its successor) as trust administrator (the "Administrator"). The Bank of New York (or its successor) will also act as custodian (the "Custodian") for the Trust's assets and as paying agent (the "Paying Agent"), registrar and transfer agent with respect to the TrENDS. Except as aforesaid, The Bank of New York has no other affiliation with, and is not engaged in any other transaction with, the Trust. See "Management and Administration of the Trust."

                               LIFE OF THE TRUST

  The Trust will terminate automatically on or shortly after the Exchange Date. Promptly after the Exchange Date, the shares of Common Stock or cash, as the case may be, to be exchanged for the TrENDS and other remaining net assets of the Trust, if any, will be distributed pro rata to Holders. See "Investment Objective and Policies-- Trust Termination."

                                  RISK FACTORS

  The Trust will not be managed in the traditional sense. The Trust has adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust. The foregoing policies are fundamental policies of the Trust that may not be changed without the approval of 100% in interest of the Holders. The Trust will continue to hold the Contract despite any significant decline in the market price of the Common Stock or adverse changes in the financial condition of the Company. See "Risk Factors--Internal Management; No Portfolio Management" and "Management and Administration of the Trust--Trustee."

  Holders of TrENDS will receive quarterly distributions, whereas the Company does not currently pay dividends on the Common Stock. However, the Company could commence paying dividends on its Common Stock at any time and there is no assurance that the yield on the TrENDS will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the TrENDS is less than that afforded by an investment in the Common Stock because Holders of TrENDS will realize no equity appreciation unless the Reference Market Price of the Common Stock on the Exchange Date exceeds the Threshold Appreciation Price,
(which represents an appreciation of    % of the Floor Price). Moreover,
because a Holder will only receive       shares of Common Stock per TrENDS (or
an amount of cash equal to the Reference Market Price times       shares of
Common Stock) if the Reference Market Price on the Exchange Date exceeds the Threshold Appreciation Price, Holders will only be entitled to receive upon
exchange    % of any appreciation of the value of the Common Stock in excess of the Threshold Appreciation Price. Holders of TrENDS will realize the entire decline in equity value if the Reference Market Price is less than the Floor Price. Accordingly, the value of the Common Stock or cash equivalent received by a Holder may be less than the amount paid by such Holder for its TrENDS. In addition, because the Reference Market Price generally is determined on a 20-Trading Day average, the value of a share of Common Stock distributed on the Exchange Date may be more or less than the Reference Market Price used to determine the amount receivable at the Exchange Date.

  The Trust is classified as a "non-diversified" investment company under the Investment Company Act. Consequently, the Trust is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. Since the only securities held by the Trust will be the U.S. Treasury securities and the Contract, the Trust may be subject to greater risk than would be the case for an investment company with diversified investments. See "Investment Objective and Policies" and "Risk Factors--Non- Diversified Status."

  The trading prices of the TrENDS in the secondary market will be directly affected by the trading prices of the Common Stock in the secondary market. Trading prices of Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions.

  A bankruptcy of the Seller or Mr. T.L. Li could adversely affect the timing of exchange or, as a result, the amount received by the Holders in respect of the TrENDS. See "Risk Factors--Risk Relating to Bankruptcy of Seller or Mr. T.L. Li."

  HOLDERS OF THE TRENDS WILL NOT BE ENTITLED TO ANY RIGHTS WITH RESPECT TO THE COMMON STOCK (INCLUDING, WITHOUT LIMITATION, VOTING RIGHTS AND RIGHTS TO RECEIVE ANY DIVIDENDS OR OTHER DISTRIBUTIONS IN RESPECT THEREOF) UNLESS AND UNTIL SUCH TIME, IF ANY, AS THE SELLER SHALL HAVE DELIVERED SHARES OF COMMON STOCK PURSUANT TO THE CONTRACT AT THE EXCHANGE DATE OR UPON EARLIER DISSOLUTION OF THE TRUST. THE SELLER MAY TAKE ACTIONS AS THE CONTROLLING SHAREHOLDER OF THE COMPANY THAT ARE NOT IN THE BEST INTEREST OF HOLDERS OF THE TRENDS.

                                    LISTING

  Application has been made to list the TrENDS on the American Stock Exchange under the symbol "PTT".

                               FEES AND EXPENSES

  In light of the fact that the proceeds of the sale of the TrENDS will be used in part by the Trust to purchase the Contract from the Seller, the Underwriting Agreement provides that the Seller will pay Underwriters' Compensation to the
Underwriters of $    per TrENDS. See "Underwriting." Estimated organization
costs of the Trust in the amount of $    have been paid by Donaldson, Lufkin &
Jenrette Securities Corporation or an affiliate thereof and estimated costs of the Trust in connection with the initial registration and public offering of
the TrENDS in the amount of $    will be paid by the Seller. Each of the
Administrator, the Custodian and the Paying Agent, and each Trustee will be paid by the Underwriters out of the Underwriters' Compensation at the closing of the offering of the TrENDS a one-time, up-front amount in respect of its ongoing fees and, in the case of the Administrator, anticipated expenses of the
Trust over the term of the Trust (estimated to be $    in the aggregate). Any
on-going expenses of the Trust in excess of these estimated amounts and certain indemnification expenses of the Trust will be paid by Donaldson, Lufkin & Jenrette Securities Corporation or an affiliate thereof and will be reimbursed by the Seller. See "Management and Administration of the Trust--Estimated Expenses" and "Management and Administration of the Trust--Indemnification.

  Regulations of the Commission applicable to closed-end investment companies designed to assist investors in understanding the costs and expenses that an investor will bear directly or indirectly require the presentation of Trust expenses in the following format. Because the Trust will not bear any fees or expenses, investors will not bear any direct expenses. The expenses that an investor might be considered to be bearing indirectly are (i) the proportion of the Sales Load payable by the Seller to the Underwriters with respect to such investor's TrENDS; and (ii) the organizational and offering expenses of the
Trust, an estimated $    of which would
be allocable to each year of the Trust's existence, and the ongoing expenses of the Trust (including fees of the Administrator, Custodian, Paying Agent and
Trustees), estimated at $    per year payable by Donaldson, Lufkin & Jenrette
Securities Corporation or an affiliate thereof at the Closing and reimbursed by the Seller.

                         INVESTOR TRANSACTION EXPENSES

Sales Load (as a percentage of Price to Public)..................              %
Dividend Reinvestment and Cash Purchase Plan Fees................ Not Applicable

                                ANNUAL EXPENSES

Management Fees.............................................................  0%
Other Expenses (after prepayment)...........................................  0%*
Total Annual Expenses.......................................................  0%*

* Absent prepayment by the Underwriters out of their underwriting compensation, the Trust's "total annual expenses" would be equal to
   approximately    % of the Trust's average net assets.

  Commission regulations also require that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that an investor would bear. The example is required to factor in the applicable Sales Load and to assume, in addition to a 5% annual return, the reinvestment of all distributions at net asset value.

  INVESTORS SHOULD NOTE THAT THE ASSUMPTION OF A 5% ANNUAL RETURN DOES NOT ACCURATELY REFLECT THE FINANCIAL TERMS OF THE TRUST. SEE "INVESTMENT OBJECTIVE AND POLICIES--GENERAL." ADDITIONALLY, THE TRUST DOES NOT PERMIT THE REINVESTMENT OF DISTRIBUTIONS.

                                                                      1     3
                             EXAMPLE                                YEAR  YEARS
You would bear the following expenses (i.e., the applicable sales load and allocable portion of ongoing expenses paid by the Under-
 writers) on a $1,000 investment, assuming a 5% annual return.....    $30   $30

                                   THE TRUST

  The Trust is a newly organized Delaware trust and is registered as a non-diversified closed-end investment company under the Investment Company Act. The Trust was formed on March 24, 1998 and operates pursuant to a trust
agreement, as amended and restated on    . The Trust is located at 850 Library
Avenue, Newark, Delaware 19715, and its telephone number is (302) 738-6680.

  Pursuant to the Contract, the Trust may be deemed an "underwriter" of the Common Stock as defined in the Securities Act in connection with its purchase of the Common Stock owned by the Seller, which is deemed an "affiliate" of the Company for purposes of the Securities Act, and the delivery of the Common Stock to Holders to TrENDS on the Exchange Date or upon earlier dissolution of the Trust. In such an event, the Trust may be subject to certain liabilities under the Securities Act with respect to the Company Prospectus which is attached hereto and is being delivered to prospective purchasers of the TrENDS together with this Prospectus for convenience of reference only. The Company Prospectus does not constitute a part of this Prospectus, nor is it incorporated by reference herein. See "The Investment Policies and Objectives--The Company."

                                USE OF PROCEEDS

  The net proceeds of this offering will be used on or shortly after the date on which this offering is completed to purchase a fixed portfolio comprised of stripped U.S. Treasury securities with face amounts and maturities corresponding to the quarterly distributions payable with respect to the TrENDS and the payment dates thereof, and to pay the purchase price under the Contract to the Seller.

                       INVESTMENT OBJECTIVE AND POLICIES

GENERAL

  The Trust will purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the Exchange Date and the Contract relating to the Common Stock of the Company. The Trust's investment objective is to provide each Holder with a quarterly cash distribution of $ per TrENDS (which amount equals the portion of the fixed quarterly distributions from the proceeds of the maturing U.S. Treasury securities held by the Trust) and, on the Exchange Date, a number of shares of Common Stock per TrENDS equal to the Exchange Rate or, if the Seller elects the Cash Settlement Alternative, an amount in cash equal to the Reference Market Price times such number of shares. The Exchange Rate is equal to (i) if the Reference Market Price is less than the Threshold Appreciation Price but equal to or greater than the Floor Price, a number (or fractional number) of shares of Common Stock per TrENDS which when multiplied by the Reference Market Price is equal to the Floor Price, (ii) if the Reference Market Price is equal to or
greater than the Threshold Appreciation Price,       shares of Common Stock
per TrENDS and (iii) if the Reference Market Price is less than the Floor Price, 1 share of Common Stock per TrENDS, subject in each case to adjustment in certain events. See "--The Contract--Dilution Adjustments." For purposes of the preceding clause (i) the Exchange Rate will be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1/10,000, to the next lower 1/10,000). Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of TrENDS will receive cash in lieu thereof. The Reference Market Price per share of Common Stock means the average Closing Price of a share of Common Stock on the 20 Trading Days (as defined below) immediately prior to, but not including, the Exchange Date. The "Closing Price" of the Common Stock on any date of determination means the daily closing sale price (or, if no closing sale price is reported, the last reported sale price) of the Common Stock as reported on the Nasdaq National Market on such date of determination or, if the Common Stock is not listed for trading on the Nasdaq National Market on any such date, as reported in the composite transactions for the principal United States securities exchange on which the Common Stock is so listed, or if the Common Stock is not so listed on a United States national or regional securities exchange, as reported by the Nasdaq National Market or, if the Common Stock is not so reported, the last quoted bid-price for the Common Stock in the over-the-counter market as reported by the National Quotation Bureau or similar organization, provided that if any event that results in an adjustment to the number of shares of Common Stock deliverable under the Contract as described under "--The Contract-- Dilution Adjustments" occurs prior to the Exchange Date, the Closing Price as determined pursuant to the foregoing will be appropriately adjusted to reflect the occurrence of such event. A "Trading Day" means a day on which the Common Stock (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of such security.

  A fundamental policy of the Trust is to invest at least 70% of its total
assets in the Contract. The Contract will comprise approximately    % of the
Trust's initial assets. As a consequence, the Trust's investments will be concentrated in the industry or industries in which the Company does business. The Trust has also adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust. The foregoing policies are fundamental policies of the Trust that may not be changed without the approval of 100% in interest of the Holders.

  The value of the Common Stock (or cash or Marketable Securities received in lieu thereof) that will be received by Holders in respect of the TrENDS on the Exchange Date or upon earlier dissolution of the Trust may be more or less than the amount paid for the TrENDS offered hereby.

  For illustrative purposes only, the following chart shows the number of shares of Common Stock that a Holder would receive for each TrENDS at various Reference Market Prices. The chart assumes that there would be no adjustments to the number of shares of Common Stock deliverable under the Contract by reason of the occurrence of any of the events described under "--The Contract--Dilution Adjustments." There can be no assurance that the Reference Market Price will be within the range set forth below. Given the Floor Price
of $    per TrENDS and the Threshold Appreciation Price of $    , a Holder
would receive in connection with the exchange of TrENDS on the Exchange Date the following number of shares of Common Stock:

                                               NUMBER OF SHARES OF
REFERENCE MARKET PRICE OF COMMON STOCK           COMMON STOCK               AMOUNT OF CASH
$                                                                           $


  The following table sets forth information regarding the distributions to be received on the U.S. Treasury securities, the portion of each year's distributions that will constitute a return of capital for United States federal income tax purposes and the amount of original issue discount accruing on the U.S. Treasury securities, assuming a yield-to-maturity accrual election with respect to any short-term U.S. Treasury securities (i.e., any U.S. Treasury security with a maturity date of one year or less from the date of its issue), with respect to a Holder who acquires its TrENDS at the issue price from an Underwriter pursuant to the original offering. See "Certain United States Federal Income Tax Considerations--Recognition of Interest on the U.S. Treasury Securities."

                                  ANNUAL GROSS
                 ANNUAL GROSS     DISTRIBUTIONS                   ANNUAL INCLUSION
                 DISTRIBUTIONS        FROM        ANNUAL RETURN   OF ORIGINAL ISSUE
                     FROM        U.S. TREASURIES   OF CAPITAL       DISCOUNT IN
     YEAR       U.S. TREASURIES    PER TRENDS      PER TRENDS     INCOME PER TRENDS
1998...........      $               $              $               $
1999...........
2000...........
2001...........

  The annual distribution of $    per TrENDS is payable quarterly on each    ,
   ,     and    , commencing    , 1998. Quarterly distributions on the TrENDS
will consist solely of the cash received from the U.S. Treasury securities.
The first distribution, in respect of the period from Closing until    , will
be payable to Holders of record as of       and will equal $    per TrENDS.
The Trust will not be entitled to any dividends that may be declared on the Common Stock. See "Management and Administration of the Trust--Distributions."

ENHANCED YIELD; LESS POTENTIAL APPRECIATION THAN COMMON STOCK; NO DEPRECIATION PROTECTION

  Holders will receive quarterly distributions, whereas the Company does not currently pay dividends on the Common Stock. However, the Company could commence paying dividends on its Common Stock at any time and there is no assurance that the yield on the TrENDS will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the TrENDS is less than that afforded by an investment in the Common Stock because Holders will realize no equity appreciation if, on the Exchange Date, the Reference Market Price of the Common Stock is below the Threshold Appreciation Price (which
represents an appreciation of    % of the Floor Price). Moreover, because
Holders will only receive      shares of Common Stock (or cash in an amount
equal to the Reference Market Price times     shares of Common Stock) if the
Reference Market Price exceeds the Threshold Appreciation Price, Holders will
only be entitled to receive upon exchange    % (the percentage equal to the
Floor Price divided by the Threshold Appreciation Price) of any appreciation of the value of the Common Stock in excess of the Threshold Appreciation Price. Holders of TrENDS will realize the entire decline in equity value if the Reference Market Price is less than the Floor Price. Accordingly, the value of the Common Stock or cash equivalent received by a Holder may be less than the amount paid by such Holder for its TrENDS.

THE COMPANY

  The Company is a leading supplier of precision engineered packaging products for the storage, transportation and automated handling of semiconductor devices and other electronic components.

  The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the TrENDS and will have no obligations with respect to the TrENDS. This Prospectus relates only to the TrENDS offered hereby and does not relate to the Company or the Common Stock.

  The Company is subject to the information requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Accordingly, the Company files reports, proxy and information statements and other information with the Securities and Exchange Commission (the "Commission"). Copies of such material can be inspected and copied at the public reference facilities maintained by the Commission at the address specified under "Further Information."

  Effective October 31, 1997, the Common Stock began to trade on Nasdaq under the symbol "PEAKF". Prior to October 31, 1997, the Common Stock traded on Nasdaq under the symbol "PITLF". Public trading of the Common Stock commenced on June 20, 1997. Prior to that time, there was no public market for the Common Stock. The following table sets forth the high and low sale prices for the Common Stock as reported by Nasdaq for the periods indicated:

                                                                PRICE RANGE OF
                                                                 COMMON STOCK
                                                               ----------------
                                                                 HIGH     LOW
Year Ending March 31, 1998:
 1st Quarter (from June 20, 1997).............................  $12 3/4 $11 7/8
 2nd Quarter..................................................   26 1/8  10 7/8
 3rd Quarter..................................................   31 1/2  15 1/8
 4th Quarter..................................................   25 7/8  18 1/2
Year Ending March 31, 1999:
 1st Quarter (through May 12, 1998)........................... $25 5/16 $21 1/4

  On May 12, 1998, the reported last sale price of the Common Stock on Nasdaq was $23 1/4 per share. As of May 11, 1998, there were seven holders of record of the Common Stock.

  The Company has filed a registration statement on Form F-1 with the Commission with respect to the shares of Common Stock that may be received by a Holder of TrENDS on the Exchange Date or upon earlier dissolution of the Trust. The Company Prospectus constituting a part of such registration statement includes information relating to the Company and the Common Stock, including certain risk factors relevant to an investment in the Common Stock. THE COMPANY PROSPECTUS IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF THE TRENDS TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE COMPANY PROSPECTUS DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

THE CONTRACT

 GENERAL

  The Trust will enter into the Contract with the Seller obligating the Seller to deliver to the Trust on the Exchange Date a number of shares of Common Stock equal to the product of the Exchange Rate times the initial number of shares of Common Stock subject to the Contract, adjusted as described below. The aggregate initial number of shares of Common Stock under the Contract will equal the aggregate number of TrENDS offered hereby (subject to increase in the event the Underwriters exercise their over-allotment option). The Contract also provides that the Seller may deliver to the Trust on the Exchange Date, at the Seller's option, an amount of cash equal to the value of the Common Stock deliverable pursuant to the Contract (the "Cash Settlement Alternative"). If the Seller elects to deliver cash in lieu of shares of Common Stock, it would be required to deliver cash in respect of all shares deliverable pursuant to the Contract. Mr. T.L. Li, the sole shareholder of Luckygold, will guarantee the delivery of shares of Common Stock or the cash equivalent of such shares subject to the Contract on the Exchange Date and the maintenance of collateral pursuant to the Collateral Agreement (as defined herein). See "--The Contract--The Guaranty."

  The purchase price of the Contract was arrived at by arms-length negotiation between the Trustees of the Trust, none of whom is affiliated with the Seller, and the Seller taking into consideration factors including the price, expected dividend level and volatility of the Common Stock, current interest rates, the term of the Contract, current market volatility generally, the collateral security pledged by the Seller, the value of other similar instruments and the costs and anticipated proceeds of the offering of the TrENDS. All matters relating to the administration of the Contract will be the responsibility of either the Administrator or the Custodian.

 DILUTION ADJUSTMENTS

  The Exchange Rate is subject to adjustment if the Company shall (i) pay a stock dividend or make a distribution with respect to the Common Stock in shares of such stock, (ii) subdivide or split its outstanding shares of Common Stock, (iii) combine its outstanding shares of Common Stock into a smaller number of shares, or (iv) issue by reclassification of its shares of Common Stock any shares of other common stock of the Company. In any such event, the Exchange Rate shall be multiplied by a dilution adjustment equal to the number of shares of Common Stock (or, in the case of a reclassification referred to in clause (iv) above, the number of shares of other common stock of the Company issued pursuant thereto), or fraction thereof, that a shareholder who held one share of Common Stock immediately prior to such event would be entitled solely by reason of such event to hold immediately after such event.

  In addition, if the Company shall issue rights or warrants to all holders of Common Stock entitling them to subscribe for or purchase shares of Common Stock at a price per share less than the Then-Reference Market Price (as defined below) of the Common Stock (other than rights to purchase Common Stock pursuant to a plan for the reinvestment of dividends or interest) then the Exchange Rate shall be multiplied by a dilution adjustment equal to a fraction, of which the numerator shall be the number of shares of Common Stock outstanding immediately prior to the time (determined as described below) the adjustment is calculated by reason of the issuance of such rights or warrants plus the number of additional shares offered for subscription or purchase pursuant to such rights or warrants, and of which the denominator shall be the number of shares of Common Stock outstanding immediately prior to the time as of which such adjustment is calculated plus the number of additional shares that the aggregate Price to Public of the shares so offered for subscription or purchase would purchase at the Then-Reference Market Price. To the extent that, after expiration of such rights or warrants, the shares offered thereby shall not have been delivered, the Exchange Rate shall be further adjusted to equal the Exchange Rate that would have been in effect had the foregoing adjustment been made upon the basis of delivery of only the number of shares of Common Stock actually delivered. The "Then-Reference Market Price" of the Common Stock means the average Closing Price per share of Common Stock for a Calculation Period of five Trading Days immediately prior to the time such adjustment is calculated (or, in the case of an adjustment calculated at the opening of business on the business day following a record date, as described below, immediately prior to the earlier of the time such adjustment is calculated and the related "ex-date" on which the shares of Common Stock first trade regular way on their principal market without the right to receive the relevant dividend, distribution or issuance); provided, however, that if no Closing Price for the Common Stock is determined for one or more (but not all) of such Trading Days, such Trading Day shall be disregarded in the calculation of the Then-Reference Market Price (but no additional Trading Days shall be added to the Calculation Period). If no Closing Price for the Common Stock is determined for any of such Trading Days, the most recently available Closing Price for the Common Stock prior to such five Trading Days shall be the Then-Reference Market Price.

  If, after the date hereof, the Company makes an Excess Purchase Payment (as defined below), then the Exchange Rate will be multiplied by a fraction of which the numerator shall be the Then-Reference Market Price of the Common Stock, and of which the denominator shall be such Then-Reference Market Price less the amount of such distribution applicable to one share of Common Stock which would not be a Permitted Dividend (as defined below) (or in the case of an Excess Purchase Payment, less the aggregate amount of such Excess Purchase Payments for which adjustment is being made at such time divided by the number of outstanding shares of Common Stock on the date the adjustment is effected).

  For purposes of these adjustments, the term "Excess Purchase Payment" means the excess, if any, of (x) the cash and the value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Trust) of all other consideration paid by the Company with respect to one share of Common Stock acquired in any share repurchase (excluding share repurchases by the Company effected in compliance with Rule 10b-18 under the Exchange Act) whether made by the Company in the open market, by private purchase, by tender offer, by exchange offer or otherwise, over (y) the Then-Reference Market Price of the Common Stock. Notwithstanding the
foregoing, the Company may pay up to $    in aggregate consideration in
respect of share repurchases without any adjustment being required, provided that no such repurchase involves an Excess Purchase Payment of more than 5% of the Then-Reference Market Price of the Common Stock on the date an adjustment therefor would otherwise be required to be effected.

  If any adjustment in the Exchange Rate is required to be calculated as described above, corresponding adjustments to the Threshold Appreciation Price and the Floor Price, as previously adjusted, shall be calculated.

  Dilution adjustments shall be effected: (i) in the case of any dividend, distribution or issuance described above, at the opening of business on the business day following the record date for determination of holders of Common Stock entitled to receive such dividend, distribution or issuance or, if the announcement of any such dividend, distribution or issuance is after such record date, at the time such dividend, distribution or issuance shall be announced by the Company; (ii) in the case of any subdivision, split, combination or reclassification described above, on the effective date of such transaction; (iii) in the case of any Excess Purchase Payment for which the Company shall announce, at or prior to the time it commences the relevant share repurchase, the repurchase price per share for shares proposed to be repurchased, on the date of such announcement; and (iv) in the case of any other Excess Purchase Payment, on the date that the holders of the repurchased shares become entitled to payment in respect thereof. There will be no adjustment under the Contract in respect of any dividends, distributions or issuances that may be declared or announced after the Exchange Date. If any announcement or declaration of a record date in respect of a dividend, distribution or issuance shall subsequently be cancelled by the Company, or such dividend, distribution or issuance shall fail to receive requisite approvals or shall fail to occur for any other reason, then the Exchange Rate shall be further adjusted to equal the Exchange Rate that would have been in effect had the adjustment for such dividend, distribution or issuance not been made. All adjustments described herein shall be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1/10,000, to the next lower 1/10,000). No adjustment in the Exchange Rate shall be required unless such adjustment would require an increase or decrease of at least one percent therein; provided, however, that any adjustments which by reason of the foregoing are not required to be made shall be carried forward and taken into account in any subsequent adjustment.

  In the event of (i) any dividend or distribution by the Company to all holders of Common Stock of evidences of its indebtedness or other assets (excluding (1) dividends or distributions referred to in clause (i) of the first paragraph under this caption "--Dilution Adjustments," (2) any common shares issued pursuant to a reclassification referred to in clause (iv) of such paragraph and (3) Permitted Dividends made by the Company) or any issuance by the Company to all holders of Common Stock of rights or warrants (other than rights or warrants referred to in the second paragraph under this caption "--Dilution Adjustments"), (ii) any consolidation or merger of the Company with or into another entity (other than a merger or consolidation in which the Company is the continuing corporation and in which the Common Stock outstanding immediately prior to the merger or consolidation is not exchanged for cash, securities or other property of the Company or another entity),
(iii) any sale, transfer, lease or conveyance to another entity of the property of the Company as an entirety or substantially as an entirety, (iv) any statutory exchange of securities of the Company with another entity (other than in connection with a merger or acquisition) or (v) any liquidation, dissolution or winding up of the Company (any such event, an "Adjustment Event"), each holder of a TrENDS will receive on the Exchange Date, in lieu of or (in the case of an Adjustment Event described in clause (i) above) in addition to, Common Stock as described above, cash in an amount equal to the product of the initial number of shares of Common Stock subject to the Contract and (A) if the Reference Market Price is greater than or equal to the
Threshold Appreciation Price,       multiplied by the Transaction Value (as
defined below), (B) if the Reference Market Price is less than the Threshold Appreciation Price but is equal to or greater than the Floor Price, the product of (x) the Floor Price divided by the Reference Market Price multiplied by (y) the Transaction Value and (C) if the Reference Market Price is less than the Floor Price, the Transaction Value. Following an Adjustment Event, the Reference Market Price, as such term is used in this paragraph and throughout the definition of Exchange Rate, shall be deemed to equal (A) the Reference Market Price of the Common Stock, as adjusted pursuant to the method set forth in the preceding paragraph, plus (B) the Transaction Value. For purposes of these provisions, the term "Permitted Dividend" means any cash dividend in respect of the Common Stock, other than a cash dividend that, together with any other cash dividends during the preceding 12 months, exceeds 10% of the average of the Closing Prices during such 12-month period.

  Notwithstanding the foregoing, with respect to any securities received in an Adjustment Event that (A) are (i) listed on a United States national securities exchange, (ii) reported on a United States national securities system subject to last sale reporting, (iii) traded in the over-the-counter market and reported on the National Quotation Bureau or similar organization or (iv) for which bid and ask prices are available from at least three nationally recognized investment banking firms and (B) are either (x) perpetual equity securities or (y) non-perpetual equity or debt securities with a stated maturity after the stated maturity of the TrENDS ("Marketable Securities"), the Seller may, at its option, in lieu of delivering the amount of cash deliverable in respect of Marketable Securities received in an Adjustment Event, as determined in accordance with the previous paragraph, deliver a number of such Marketable Securities with a value equal to such cash amount, as determined in accordance with clause (iii) of the definition of Transaction Value, as applicable, but not exceeding, as a percentage of the total consideration required to be delivered, the percentage of the total transaction attributable to such Marketable Securities; provided, however, that (i) if such option is exercised, the Seller shall deliver Marketable Securities in respect of all, but not less than all, cash amounts that would otherwise be deliverable in respect of Marketable Securities received in an Adjustment Event, (ii) the Seller may not exercise such option if the Seller has elected to deliver cash in lieu of the Common Stock, if any, deliverable upon the Exchange Date or if such Marketable Securities have not yet been delivered to the holders entitled thereto following such Adjustment Event or any record date with respect thereto, and (iii) subject to clause (ii) of this proviso, the Seller must exercise such option if the Seller does not elect to deliver cash in lieu of Common Stock, if any, deliverable upon the Exchange Date. If the Seller elects to deliver Marketable Securities, each Holder will be responsible for the payment of any and all brokerage and other transaction costs upon the sale of such Marketable Securities. If, following any Adjustment Event, any Marketable Security ceases to qualify as a Marketable Security, then (x) the Seller may no longer elect to deliver such Marketable Security in lieu of an equivalent amount of cash and (y) notwithstanding clause (iii) of the definition of Transaction Value, the Transaction Value of such Marketable Security shall mean the fair market value of such Marketable Security on the date such security ceases to qualify as a Marketable Security, as determined by a nationally recognized investment banking firm retained for this purpose by the Seller.

  "Transaction Value" means the sum of (i) for any cash received in any such Adjustment Event, the amount of cash received per share of Common Stock, (ii) for any property other than cash or Marketable Securities received in any such Adjustment Event, an amount equal to the market value on the date the Adjustment Event is consummated of such property received per share of Common Stock as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator and (iii) for any Marketable Securities received in any such Adjustment Event, an amount equal to the average Closing Price per Marketable Security for the 20 Trading Days immediately prior to the Exchange Date multiplied by the number of such securities received for each share of Common Stock; provided that if no Closing Price for such Marketable Securities is determined for one or more (but not all) of such Trading Days, such Trading Days shall be disregarded in the calculation of such average Closing Price (but no additional Trading Days shall be added to the Calculation Period). If no Closing Price for the Marketable Securities is determined for all such Trading Days, the calculation in the preceding clause (iii) shall be based on the most recently available Closing Price for the Marketable Securities prior to such 20 Trading Days. The number of Marketable Securities included in the calculation of Transaction Value for purposes of the preceding clause (iii) shall be subject to adjustment if a dilution event of the type described above shall occur with respect to the issuer of the Marketable Securities between the time of the Adjustment Event and the Exchange Date.

  No dilution adjustments will be made for events other than those described above, such as offerings of Common Stock (other than through the issuance of rights or warrants described above) for cash or in connection with acquisitions.

 COLLATERAL ARRANGEMENTS; ACCELERATION

  The Seller's obligations under the Contract will be secured by a security interest in the maximum number of shares of Common Stock subject to the Contract or short-term, direct obligations of the U.S. Government pursuant to a Collateral Agreement and a Securities Account Control Agreement between the Seller, the Trust and The Bank of New York, as collateral agent and securities intermediary (the "Collateral Agent"). Unless the Seller is in default in its obligations under the Collateral Agreement, the Seller will be permitted to substitute for any pledged shares of Common Stock collateral consisting of short-term, direct obligations of the U.S. Government. Any U.S. Government obligations pledged as substitute collateral will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than 150% (or, from and after any Insufficiency Determination that shall not be cured by the close of business on the tenth business day thereafter, as described below, 200%) of the product of the market price of the Common Stock at the time of each valuation times the number of shares of Common Stock for which such obligations are being substituted. The Collateral Agreement will provide that, in the event of an Adjustment Event, the Seller will pledge as alternative collateral any Marketable Securities received by it in respect of the maximum number of shares of Common Stock subject to the Contract at the time of the Adjustment Event, plus U.S. Government obligations having an aggregate market value when pledged and at daily mark-to-market valuations thereafter of not less than 150% of the Seller's Cash Delivery Obligations. The Seller's "Cash Delivery Obligations" shall be the Transaction Value of any consideration other than Marketable Securities received by the Seller in respect of the maximum number of shares subject to the Contract at the time of the Adjustment Event. The number of Marketable Securities required to be pledged shall be subject to adjustment if any event requiring a dilution adjustment under the Contract shall occur. The Seller will be permitted to substitute U.S. Government obligations for Marketable Securities pledged at the time of or after any Adjustment Event. Any U.S. Government obligations so substituted will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than 150% (or, from and after any Insufficiency Determination that shall not be cured by the close of business on the tenth business day thereafter, as described below, 200%) of the product of the market price per Marketable Security at the time of each valuation times the number of Marketable Securities for which such obligations are being substituted. The Collateral Agent on behalf of the Trust will promptly pay over to the Seller any dividends, interest, principal or other payments received by the Trust, directly or indirectly through the Collateral Agent in respect of any collateral, including any substitute collateral, unless the Seller is in default of its obligations under the Collateral Agreement, or unless the payment of such amount to the Seller would cause the collateral to become insufficient under the Collateral Agreement. The Seller shall have the right to vote any pledged shares of Common Stock or Marketable Securities for so long as such shares are owned by it and pledged under the Collateral Agreement, including after an event of default under the Contract or the Collateral Agreement.

  If the Collateral Agent shall determine that U.S. Government obligations pledged as substitute collateral shall fail to meet the foregoing requirements at any valuation (an "Insufficiency Determination"), or that the Seller has failed to pledge additional collateral required as a result of a dilution adjustment increasing the maximum number of shares of Common Stock or Marketable Securities subject to the Contract, and such failure shall not be cured by the close of business on the tenth business day after such determination, then, unless a Collateral Event of Default (as defined below) under the Collateral Agreement shall have occurred and be continuing, the Collateral Agent on behalf of the Trust shall commence (i) sales of the collateral consisting of U.S. Government obligations and (ii) purchases, using the proceeds of such sales, of shares of Common Stock or Marketable Securities, in an amount sufficient to cause the collateral to meet the requirements under the Collateral Agreement. The Collateral Agent on behalf of the Trust shall discontinue such sales and purchases if at any time a Collateral Event of Default under the Collateral Agreement shall have occurred and be continuing. A "Collateral Event of Default" under the Collateral Agreement shall mean, at any time, (A) if no U.S. Government obligations shall be pledged as substitute collateral at such time, failure of the collateral to consist of at least the maximum number of shares of Common Stock subject to the Contract at such time (or, if an Adjustment Event shall have occurred at or prior to such time, failure of the collateral to include the maximum number of any Marketable Securities required to be pledged as described above); (B) if any U.S. Government obligations shall be pledged as substitute collateral for shares of Common Stock (or Marketable Securities) at such time, failure of such U.S. Government obligations to have a market value at such time of at least 105% of the market price per share of Common Stock (or the then-current market price per Marketable Security, as the case may be) times the difference between (x) the maximum number of shares of Common Stock (or Marketable Securities) subject to the Contract at such time and (y) the number of shares of Common Stock (or Marketable Securities) pledged as collateral at such time; and (C) at any time after an Adjustment Event in which consideration other than Marketable Securities shall have been delivered, failure of the U.S. Government obligations pledged in respect of the Cash Delivery Obligations to have a market value at such time of at least 105% of the Cash Delivery Obligations, if such failure shall not be cured within ten business days after notice thereof is delivered to the Seller.

  The occurrence of a Collateral Event of Default under the Collateral Agreement, or the bankruptcy or insolvency of the Seller, will cause an automatic acceleration of the Seller's obligations under the Contract. In any such event, the Seller will become obligated to deliver shares of Common Stock (or, after an Adjustment Event, Marketable Securities or cash or a combination thereof) having an aggregate value equal to the "Aggregate Acceleration Value" under the Contract. The Aggregate Acceleration Value will be based on an "Acceleration Value," determined by the Administrator on the basis of quotations from up to four nationally recognized independent investment banking firms (each, an "Independent Dealer"). Each quotation will be for the amount that would be paid to the relevant Independent Dealer in consideration of an agreement between the Trust and such dealer that would have the effect of preserving the Trust's rights to receive Common Stock (or, after an Adjustment Event, the alternative consideration provided under the Contract) under a portion of the Contract that corresponds to an initial number of shares of Common Stock equal to 1,000. The Administrator will request quotations from four Independent Dealers on or as soon as reasonably practicable following the date of acceleration. If four quotations are provided, the Acceleration Value will be the arithmetic mean of the two quotations remaining after disregarding the highest and lowest quotations. If two or three quotations are provided, the Acceleration Value will be the arithmetic mean of such quotations. If one quotation is provided, the Acceleration Value will be equal to such quotation. The Aggregate Acceleration Value will be computed by multiplying the Acceleration Value by the quotient obtained by dividing the initial number of shares of Common Stock subject to the Contract by 1,000; except that, if no quotations are provided, the Aggregate Acceleration Value will be (A) the closing price per share of Common Stock on the acceleration date times the number of shares of Common Stock that would be required to be delivered on such date under the Contract if the Exchange Date were redefined to be the acceleration date or (B) after an Adjustment Event, the value of the alternative consideration that would be required to be delivered on such date under the Contract if the Exchange Date were redefined to be the acceleration date. Upon the occurrence of a Collateral Event of Default or the bankruptcy or insolvency of the Seller, the Common Stock (or, after an Adjustment Event, Marketable Securities or cash or a combination thereof) deliverable for each TrENDS will be based solely on the Aggregate Acceleration Value described above for the Contract. From time to time, as determined in good faith by the Trustees of the Trust, the Trust may also engage third parties to provide additional valuations.

  Upon any acceleration, the Collateral Agent will distribute to the Trust, for distribution pro rata to the Holders, the Aggregate Acceleration Value in the form of shares of Common Stock then pledged, or cash generated from the liquidation of U.S. Government obligations then pledged, or a combination thereof (or, after an Adjustment Event, in the form of Marketable Securities then pledged, cash generated from the liquidation of U.S. Government obligations then pledged, or a combination thereof). In addition, in the event that by the Exchange Date any substitute collateral has not been replaced by Common Stock (or, after an Adjustment Event, cash or Marketable Securities) sufficient to meet the obligations under the Contract, the Collateral Agent will distribute to the Trust for distribution pro rata to the Holders the market value of the Common Stock required to be delivered thereunder, in the form of any shares of Common Stock then pledged by the Seller plus cash generated from the liquidation of U.S. Government obligations then pledged by the Seller (or, after an Adjustment Event, the market value of the alternative consideration required to be delivered thereunder, in the form of any Marketable Securities then pledged, plus any cash then pledged, plus cash generated from the liquidation of U.S. Government obligations then pledged).

 THE GUARANTY

  Under the Guaranty, Mr. T.L. Li will guarantee the delivery of shares of Common Stock or the cash equivalent of such shares subject to the Contract on the Exchange Date. Mr. T.L. Li will also guarantee the maintenance of collateral pursuant to the Collateral Agreement and the obligations of the Seller to reimburse Donaldson, Lufkin & Jenrette Securities Corporation or an affiliate thereof for certain on-going expenses of the Trust and certain expenses described herein under "Management and Administration of the Trust-- Indemnification." Mr. T.L. Li is not affiliated with the Trust, the Administrator or the Underwriters.

  Mr. T.L. Li is not a resident of the United States and all or substantial portion of his assets may be located outside the United States. Mr. T.L. Li has been advised by his Hong Kong counsel that there is doubt as to whether the Guaranty may be enforced against Mr. T.L. Li in Hong Kong. See "Enforcement of Civil Liabilities."

DESCRIPTION OF SELLER

  The Seller is Luckygold 18A Limited ("Luckygold"), a company incorporated in the British Virgin Islands. Mr. T.L. Li owns all of the outstanding shares of Luckygold. Luckygold owns 7,888,038 shares of Common Stock of the Company, or 58.6% of the Common Stock outstanding. The Memorandum of Association of Luckygold prohibits Luckygold from conducting operating activities and only authorizes it to hold and deal in the Common Stock and interests in the capital of the Company. Luckygold does not have any indebtedness. Luckygold is organized under the laws of the British Virgin Islands and except for the shares of Common Stock pledged to the Trust in connection with the offering, all or a substantial portion of Luckygold 's other assets are or may be located outside the United States. Luckygold has been advised by its British Virgin Islands counsel that there is doubt as to whether the Contract, the Collateral Agreement or other agreements relating to the offering may be enforced against Luckygold in the British Virgin Islands. See "Enforceability of Civil Liabilities." Reference is made to the caption "Principal Shareholders and Selling Shareholder" in the Company Prospectus for further information about the Seller and Mr. T.L. Li.

THE U.S. TREASURY SECURITIES

  The Trust will purchase and hold a series of zero-coupon ("stripped") U.S. Treasury securities with face amounts and maturities corresponding to the distributions payable with respect to the TrENDS and the payment dates thereof. The Trust may invest up to 30% of its total assets in such U.S. Treasury Securities. In the event that the Contract is accelerated or disposed of as described under the caption "Management Administration of the Trust-- Trustees," then any such U.S. Treasury securities then held in the Trust shall be liquidated by the Administrator and distributed pro rata to the Holders, together with the amounts distributed upon acceleration or any consideration received by the Trust upon disposition of the Contract. See "--Collateral Arrangements; Acceleration" and "--Trust Termination."

TEMPORARY INVESTMENTS

  For cash management purposes, the Trust may invest the proceeds of the U.S. Treasury securities and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the business day preceding the next following distribution date. Not more than 5% of the Trust's total assets will be invested in such short-term obligations or held in cash at any one time.

INVESTMENT RESTRICTIONS

  As a matter of fundamental policy, the Trust may not purchase any securities or instruments other than the U.S. Treasury securities, the Contract and the Common Stock or other assets received pursuant to the Contract and, for cash management purposes, short-term obligations of the U.S. Government; issue any securities or instruments except for the TrENDS; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts including futures contracts; or make loans. The Trust has also adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust. The foregoing policies are fundamental policies of the Trust that may not be changed without the approval of 100% in interest of the Holders.

TRUST TERMINATION

  The Trust will terminate automatically on or shortly after the Exchange Date. Alternatively, in the event that the Contract is accelerated, any U.S. Treasury securities then held in the Trust shall be liquidated by the Administrator and distributed pro rata to the Holders, together with the amounts distributed upon acceleration, and the Trust shall be terminated. See "--Collateral Arrangements; Acceleration" and "--The U.S. Treasury Securities."

                                 RISK FACTORS

INTERNAL MANAGEMENT; NO PORTFOLIO MANAGEMENT

  The Trust will be internally managed by its Trustees and will not have any separate investment adviser. It is a fundamental policy of the Trust that the Contract may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust. As a result, the Trust will continue to hold the Contract despite significant declines in the market price of the Common Stock or adverse changes in the financial condition of the Company (or, after an Adjustment Event, comparable developments affecting any Marketable Securities or the issuer thereof). The Trust will not be managed like a typical closed-end investment company.

LIMITED APPRECIATION POTENTIAL; COMMON STOCK DEPRECIATION RISK

  The Trust anticipates that on the Exchange Date it will receive the Common Stock deliverable pursuant to the Contract, which it will then distribute to Holders. There is no assurance that the yield on the TrENDS will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, because the Contract calls for the Seller to deliver less than the full number of shares of Common Stock subject to the Contract where the Reference Market Price exceeds the Floor Price (and therefore less than one full share of Common Stock for each outstanding TrENDS), the TrENDS have more limited appreciation potential than the Common Stock. Therefore, the TrENDS may trade below the value of the Common Stock if the Common Stock appreciates in value. The value of the Common Stock to be received by Holders on the Exchange Date (and any cash received in lieu thereof) may be less than the amount paid by them for their TrENDS. Holders of TrENDS will realize the entire decline in equity value if the Reference Market Price is less than the Floor Price. In addition, because the Reference Market Price generally is determined based on a 20-Trading Day average, the value of a share of Common Stock distributed on the Exchange Date may be less than the Reference Market Price used to determine the amount receivable at the Exchange Date.

DILUTION ADJUSTMENTS; SHAREHOLDER RIGHTS

  The number of shares of Common Stock that Holders are entitled to receive at the termination of the Trust is subject to adjustment for certain events arising from stock splits and combinations, stock dividends and certain other actions of the Company that modify its capital structure. See "Investment Objective and Policies--The Contract--Dilution Adjustments." The number of shares to be received by Holders may not be adjusted for other events, such as offerings of Common Stock for cash or in connection with acquisitions, that may adversely affect the price of the Common Stock and, because of the relationship of the amount to be received pursuant to the Contract to the price of the Common Stock, such other events may adversely affect the trading price of the TrENDS. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of, or that major shareholders will not sell any, Common Stock in the future, or as to the amount of any such offerings or sales. In addition, until the receipt of the Common Stock by Holders as a result of the exchange of the TrENDS for the Common Stock, Holders will not be entitled to any rights with respect to the Common Stock (including without limitation voting rights and the rights to receive any dividends or other distributions in respect thereof).

  The Seller is not responsible for the determination or calculation of the amount receivable by Holders of the TrENDS at the Exchange Date. The Contract between the Trust and the Seller is a commercial transaction and does not create any rights in, or for the benefit of, any third party, including any Holder of the TrENDS. The Seller may take actions as the controlling shareholder of the Company that are not in the best interest of Holders of the TrENDS.

TRADING VALUE; LISTING; NEED FOR QUALIFIED INDEPENDENT UNDERWRITER

  The Trust is a newly organized closed-end investment company with no previous operating history and the TrENDS are innovative securities. It is not possible to predict how the TrENDS will trade in the secondary market. The trading price of the TrENDS may vary considerably prior to the Exchange Date due to, among other things, fluctuations in the price of the Common Stock (which may occur due to changes in the Company's financial condition, results of operations or prospects, or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the Common Stock is traded and the market segment of which the Company is a part) and fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control. The Trust believes, however, that because of the yield on the TrENDS and the formula for determining the number of shares of Common Stock to be delivered on the Exchange Date, the TrENDS will tend to trade at a premium to the market value of the Common Stock to the extent the Common Stock price falls, and at a discount to the market value of the Common Stock to the extent the Common Stock price rises.

  Shares of closed-end investment companies frequently trade at a premium to or discount from net asset value. This characteristic of investments in a closed-end investment company is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether its shares will trade at, below or above net asset value. The risk of purchasing investments in a closed-end company that might trade at a discount may be greater for investors who wish to sell their investments soon after completion of an initial public offering because for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance.

  The Underwriters currently intend, but are not obligated, to make a market in the TrENDS. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the Holders with liquidity of investment or that it will continue for the life of the TrENDS. Application has been made to list the TrENDS on the ASE, but there can be no assurance that, if listed, the TrENDS will not later be delisted or that trading in the TrENDS on the ASE will not be suspended. In the event of a delisting or suspension of trading on such exchange the Trust will apply for listing of the securities on another national securities exchange or for quotation on another trading market. If the TrENDS are not listed or traded on any securities exchange or trading market, or if trading of the TrENDS is suspended, pricing information for the TrENDS may be more difficult to obtain, and the price and liquidity of the TrENDS may be adversely affected.

  Approximately    % of the net proceeds of this offering will be used on or
shortly after the Closing to pay the purchase price under the Contract to Luckygold. Luckygold will, in turn, distribute as a dividend the net proceeds it receives from this offering to its sole shareholder, Mr. T.L. Li.
Approximately $    of such distribution will be used by Mr. T.L. Li to
partially repay amounts outstanding under a personal loan owed to an affiliate of Donaldson, Lufkin & Jenrette Securities Corporation. Donaldson, Lufkin and Jenrette Securities Corporation is a member of the National Association of Securities Dealers, Inc. (the "NASD") and one of its affiliates will receive more than 10% of the net proceeds from the offering as a result of such repayment. Accordingly, under the Conduct Rules of the NASD, the price at which the TrENDS are distributed to the public must be no higher than that recommended by a "qualified independent underwriter" meeting certain standards. BancAmerica Robertson Stephens has agreed to act as the qualified independent underwriter in connection with the offering.

NON-DIVERSIFIED STATUS

  The Trust is considered non-diversified under the Investment Company Act, which means that the Trust is not limited in the proportion of its assets that may be invested in the obligations of a single issuer. Since the only securities or instruments held or received by the Trust will be U.S. Treasury securities and the Contract or other assets consistent with the terms of the Contract, the Trust may be subject to greater risk than would be the case for an investment company with diversified investments.

RISK RELATING TO BANKRUPTCY OF SELLER AND MR. T.L. LI

  The right of the Trust to (i) realize on the collateral held by the Collateral Agent to secure the Seller's obligations under the Contract or (ii) enforce the Guaranty upon the bankruptcy or insolvency of the Seller or

Mr. T.L. Li may be significantly impaired by British Virgin Islands, Hong Kong, and United States bankruptcy or similar laws, as well as other foreign bankruptcy or similar laws which may apply to Mr. T.L. Li or the Seller.

  Mr. T.L. Li is domiciled in Hong Kong and the Seller is incorporated in the British Virgin Islands and is not engaged in business in the United States. Consequently, if the Seller were to become insolvent, the Seller would most likely not be subject to Title 11 of the United States Bankruptcy Code (the "Bankruptcy Code"). However, it is possible that the Seller could become a debtor under the Bankruptcy Code.

  In the event the Seller were to become a debtor under the Bankruptcy Code or subject to an ancillary proceeding case, the Trust believes that the Contract would constitute a "securities contract" for purposes of the Bankruptcy Code, performance, termination or liquidation of which may not be subject to the automatic stay provisions of the Bankruptcy Code as well as the provisions voiding the effect of bankruptcy termination clauses, and should not be stayed by an order of a United States bankruptcy court. It is, however, possible that the Contract will be determined not to qualify as a "securities contract" for this purpose, or not to be covered by the exemption from the automatic stay provisions and bankruptcy termination clauses granted to a "securities contract", in which event, if the Seller becomes subject to a case, including an ancillary case, under the Bankruptcy Code, there could be a delay in settlement of the Contract, including the risk that the Contract may continue to its full term, which would adversely affect the time of exchange or, as a result, the amount received by the Holders in respect of the TrENDS.

  Investors should be aware that the bankruptcy or insolvency of the Seller or, Mr. T.L. Li could give rise to concurrent bankruptcy, insolvency or other legal proceedings in different countries, including the British Virgin Islands, Hong Kong or Bermuda. There can be no assurance that any of the courts involved in the proceedings would recognize the jurisdiction, orders and judgments of the others, or respect the applicable law followed by any other court. Under these circumstances, it is difficult to predict whether or when the Trust would be able to enforce its rights against the collateral held by the Collateral Agent or enforce the Guaranty following commencement, during the pendency, or as a result of bankruptcy, insolvency or similar proceedings with respect to the Seller or Mr. T.L. Li.

UNITED STATES FEDERAL INCOME TAX CONSEQUENCES

  The law regarding the treatment of the TrENDS for United States federal income tax purposes is subject to some uncertainty. Although the Trust and the Seller will take the position that, for United States federal income tax purposes, a Holder will be treated as the owner of its pro rata portions of the stripped U.S. Treasury securities and the Contract, and the Contract should be treated as a prepaid forward contract, there are other conceivable alternative characterizations of the TrENDS which could require Holders to include more interest in income than would be includable in income under the analysis set forth herein under "Certain United States Federal Income Tax Considerations." Accordingly, prospective investors should consult their tax advisors with respect to the tax consequences to them of the purchase, ownership and disposition of the TrENDS in light of their particular circumstances and the tax risks associated with possible alternative characterizations of the TrENDS. See "Certain United States Federal Income Tax Considerations."

                           DESCRIPTION OF THE TRENDS

  Each TrENDS represents an equal proportional interest in the Trust, and a total of 6,000,000 TrENDS will be issued (or 6,900,000 TrENDS if the Underwriters' over-allotment option is exercised in full). Upon liquidation of the Trust, Holders are entitled to share pro rata in the net assets of the Trust available for distribution. The TrENDS have no preemptive, redemption or conversion rights. The TrENDS are fully paid and nonassessable by the Trust. The only securities that the Trust is authorized to issue are the TrENDS offered hereby and those sold to the initial Holders referred to below.

  Holders are entitled to a full vote for each TrENDS held on all matters to be voted on by Holders and are not able to cumulate their votes in the election of Trustees. The Trustees of the Trust have been selected initially by Donaldson, Lufkin & Jenrette Securities Corporation or an affiliate thereof as the initial Holder of TrENDS of the Trust. The Trust intends to hold annual meetings as required by the rules of the ASE. The Trustees may call special meetings of Holders for action by Holder vote as may be required by either the Investment Company Act or the Trust Agreement. The Holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding TrENDS, to remove a Trustee. The Trustees will call a meeting of Holders to vote on the removal of a Trustee upon the written request of the Holders of record of 10% of the TrENDS or to vote on other matters upon the written request of the Holders of record of 51% of the TrENDS (unless substantially the same matter was voted on during the preceding 12 months). The Trust will also assist Holders in communications with other Holders as required by the Investment Company Act.

BOOK-ENTRY ONLY ISSUANCE

  The Depository Trust Company ("DTC") will act as securities depository for the TrENDS. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The TrENDS offered hereby will initially be issued only as fully-registered securities registered in the name of DTC's nominee. One or more fully-registered global TrENDS certificates will be issued, representing in the aggregate the total number of TrENDS, and will be deposited with DTC.

  DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds securities that its participants ("Participants") deposit with DTC. DTC also facilitates the settlement among Participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in Participants' accounts, thereby eliminating the need for physical movement of securities certificates. Direct Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations ("Direct Participants"). Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly ("Indirect Participants").

  Purchases of TrENDS within the DTC system must be made by or through Direct Participants, which will receive a credit for the TrENDS on DTC's records. The ownership interest of each actual purchaser of a TrENDS ("Beneficial Owner") is in turn to be recorded on the Direct or Indirect Participants' records. Beneficial Owners will not receive written confirmation from DTC of their purchases, but Beneficial Owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the Direct or Indirect Participants through which the Beneficial Owners purchased TrENDS. Transfers of ownership interests in TrENDS are to be accomplished by entries made on the books of Participants acting on behalf of Beneficial Owners.

  Beneficial Owners will receive certificates representing their ownership interests in TrENDS, upon a resignation of DTC, or upon request delivered to the Administrator.

  DTC has no knowledge of the actual Beneficial Owners of the TrENDS; DTC's records reflect only the identity of the Direct Participants to whose accounts such TrENDS are credited, which may or may not be the Beneficial Owners. The Participants will remain responsible for keeping account of their holdings on behalf of their customers.

  Conveyance of notices and other communications by DTC to Direct
Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

  In connection with payments on the TrENDS, DTC's practice is to credit Direct Participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on such payment date. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices and will be the responsibility of such Participant and not of DTC or the Trust, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of dividends to DTC is the responsibility of the Trust, disbursement of such payments to Direct Participants is the responsibility of DTC, and disbursement of such payments to the Beneficial Owners is the responsibility of Direct and Indirect Participants.

  DTC may discontinue providing its services as securities depository with respect to the TrENDS at any time by giving reasonable notice to the Trust. Under such circumstances, in the event that a successor securities depository is not obtained, certificates representing the TrENDS will be printed and delivered.

                  MANAGEMENT AND ADMINISTRATION OF THE TRUST

TRUSTEES

  The Trust will be internally managed by three Trustees and will not have any separate investment adviser. Consistent with provisions of the Code applicable to grantor trusts, the Trustees will not have the power to vary the investments held by the Trust. It is a fundamental policy of the Trust that the Contract may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and termination of the Trust.

  The names of the persons who have been elected by Donaldson, Lufkin & Jenrette Securities Corporation or an affiliate thereof, the initial Holder of the Trust, and who will serve as the Trustees are set forth below. The positions and the principal occupations of the individual Trustees during the past five years are also set forth below. The Trustee who is deemed to be an "interested person" of the Trust, as defined in the Investment Company Act, is indicated by an asterisk.

 NAME, AGE AND ADDRESS         TITLE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
*Donald J. Puglisi, 52    Managing Trustee Professor of Finance, University of Delaware
 Department of Finance
 University of Delaware
 Newark, DE 19176
William R. Latham III,    Trustee          Professor of Economics, University of Delaware
 53
 Department of Economics
 University of Delaware
 Newark, DE 19176
James B. O'Neill, 58      Trustee          Professor of Economics, University of Delaware
 Center for Economic Ed-
 ucation &
 Entrepreneurship
 University of Delaware
 Newark, DE 19176

  Each Trustee who is not a director, officer or employee of any Underwriter or the Administrator, or of any affiliate thereof, will be paid by the Underwriters, on behalf of the Trust, in respect of his annual fee and anticipated out-of-pocket expenses, a one-time, up-front fee of $10,800. The Trust's Managing Trustee will also receive an additional up-front fee of $3,600 for serving in that capacity. The Trustees will not receive, either directly or indirectly, any compensation, including any pension or retirement benefits, from the Trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

ADMINISTRATOR

  The day-to-day affairs of the Trust will be managed by The Bank of New York as Administrator pursuant to an Administration Agreement. Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) receive invoices for expenses incurred by the Trust; (ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on TrENDS as described herein; (iv) prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents, and keep all books and records, for the Trust; (v) at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and (vi) make all necessary arrangements with respect to meetings of Trustees and any meetings of Holders. The Administrator, however, will not select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except in connection with an acceleration of the Contract or the settlement of the Contract at the Exchange Date and upon termination of the Trust).

  The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

  Except for its roles as Administrator, Custodian, Paying Agent, registrar and transfer agent for the Trust, The Bank of New York has no other affiliation with, and is not engaged in any other transactions with, the Trust.

  The address of the Administrator is 101 Barclay Street, New York, New York 10286.

CUSTODIAN

  The Trust's Custodian is The Bank of New York pursuant to a custodian agreement (the "Custodian Agreement"). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. Pursuant to the Custodian Agreement, all net cash received by the Trust will be invested by the Custodian in short-term U.S. Treasury securities maturing on or shortly before the next quarterly distribution date. The Custodian will also act as collateral agent under the Collateral Agreement.

PAYING AGENT

  The transfer agent, registrar and Paying Agent for the TrENDS is The Bank of New York pursuant to a paying agent agreement (the "Paying Agent Agreement"). In the event of any termination of the Paying Agent Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

INDEMNIFICATION

  The Trust will indemnify each Trustee, the Paying Agent, the Administrator and the Custodian with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against any claim or liability) that it may incur in acting as Trustee, Paying Agent, Administrator or Custodian as the case may be, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits such indemnification. Donaldson, Lufkin & Jenrette Securities Corporation or an affiliate thereof has agreed to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent. The Seller has agreed to reimburse Donaldson, Lufkin & Jenrette Securities Corporation or such affiliate for any such amounts.

DISTRIBUTIONS

  The Trust intends to distribute to Holders on a quarterly basis an amount
equal to $    per TrENDS (which amount equals the pro rata portion of the fixed quarterly cash distributions from the proceeds of the maturing U.S. Treasury securities held by the Trust). The first distribution, in respect of
the period from the Closing until    , will be payable on     to Holders of
record as of     and will equal $    per TrENDS. Thereafter, distributions
will be made on    ,    ,     and     of each year to Holders of record as of
each    ,    ,     and    , respectively. A portion of each such distribution
will be treated as a tax-free return of the Holder's investment, which will not be subject to tax. See "Investment Objective and Policies--General," and "Certain United States Federal Income Tax Considerations--Recognition of Interest on the U.S. Treasury Securities."

  Upon termination of the Trust, as described under the caption "Investment Objective and Policies--Trust Termination," each Holder will receive its pro rata portion of any remaining net assets of the Trust.

  The Trust does not permit the reinvestment of distributions.

ESTIMATED EXPENSES

  At the Closing, the Underwriters out of the Underwriters' Compensation will pay to each of the Administrator, the Custodian and the Paying Agent, and to each Trustee, a one-time, up-front amount in respect of its fee and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The anticipated Trust expenses to be borne by the Administrator include, among other things, expenses for legal and independent accountants' services, costs of printing proxies, TrENDS certificates and Holder reports, expenses of the Trustees, fidelity bond coverage, stock exchange listing fees and regulatory filings. Organization costs of the Trust in the amount of $ will be paid by Donaldson, Lufkin & Jenrette Securities Corporation or an affiliate thereof and estimated costs of the Trust in connection with the initial registration and public offering of the TrENDS in the amount of $ will be paid by the Seller.

  The amount payable to the Administrator in respect of ongoing expenses of the Trust was determined based on estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. There cannot, however, be any assurance that actual operating expenses of the Trust will not be substantially more than this amount. Any on-going expenses of the Trust in excess of these estimated amounts will be paid by Donaldson, Lufkin & Jenrette Securities Corporation or an affiliate thereof and will be reimbursed by the Seller.

YEAR 2000 COMPLIANCE

  As the year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate the 2000 date value. Like other investment companies, financial and business organizations and individuals around the world, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. Failure to adequately address this issue could have potentially serious repercussions on the Trust's managing and administrative functions. The Trust is in the process of working with its service providers to prepare for the year 2000. Based on information currently available, the Trust does not expect that it will incur significant operating expenses or be required to incur material costs to be year 2000 compliant. At this time, however, there can be no assurances that the Trust's efforts will be sufficient to avoid any adverse impact on the Trust.

            CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

  The following is a summary of certain of the principal United States federal income tax consequences of the purchase, ownership and disposition of the TrENDS. It deals only with TrENDS held as capital assets by a Holder who acquires its TrENDS at the issue price from an Underwriter pursuant to the original offering, and not with special classes of Holders, such as dealers in securities or currencies, banks, life insurance companies, persons who are not United States Holders (as defined below), persons who hold TrENDS that are part of a straddle, hedging or conversion transaction, or persons whose functional currency is not the U.S. dollar. The summary is based on the Code, its legislative history, existing and proposed Treasury regulations thereunder, Internal Revenue Service (the "IRS") rulings and pronouncements and court decisions, all as currently in effect and all subject to change at any time, perhaps with retroactive effect.


  For purposes of this summary, a "United States Holder" is (i) a person who is a citizen or resident of the United States, (ii) a corporation or partnership created or organized in or under the laws of the United States or any state thereof or the District of Columbia, (iii) an estate the income of which is subject to United States federal income taxation, regardless of its source, or (iv) a trust if a court within the United States is able to exercise primary supervision over the administration of such trust and one or more United States persons have the authority to control all substantial decisions of such trust.

  Holders should also be aware that there are alternative characterizations of the assets of the Trust which could result in different United States federal income tax consequences. See "Alternative Characterizations" below. While these alternative characterizations should not apply for United States federal income tax purposes, there can be no assurance in this regard. The following discussion assumes that no such alternative characterizations will apply.

  Prospective investors should consult their tax advisors with respect to the tax consequences to them of the purchase, ownership and disposition of the TrENDS in light of their particular circumstances, including the tax consequences under state, local, foreign and other tax laws and the possible effects of changes in the United States federal or other tax laws. Holders should also consult their tax advisors regarding the tax risks associated with possible alternative characterizations of the TrENDS.

TAX STATUS OF THE TRUST

  The Trust will be treated as a grantor trust for United States federal income tax purposes, and, accordingly, each Holder will be considered the owner of its pro rata portions of the stripped U.S. Treasury securities and the Contract held by the Trust. Income received by the Trust will be treated as income of the Holders in the manner set forth below.

RECOGNITION OF INTEREST ON THE U.S. TREASURY SECURITIES

  The U.S. Treasury securities in the Trust will consist of stripped U.S. Treasury securities. Each Holder will be required to treat its pro rata portion of each U.S. Treasury security as an interest in a bond that was originally issued on the date the Holder purchased its TrENDS and that has OID equal to the excess of such Holder's pro rata portion of the amount payable on such U.S. Treasury securities and the Holder's tax basis therefor (determined as described below). Each Holder, regardless of its method of tax accounting, must accrue OID in income (other than OID on short-term U.S. Treasury securities as defined below) over the life of the U.S. Treasury securities on a constant yield to maturity basis. The amount of such excess will constitute only a portion of the total amounts payable in respect of the Treasury securities. Consequently, a portion of each scheduled interest payment to Holders will be treated as a return of such Holders' investment in the Treasury securities, which will not be subject to tax. A Holder's tax basis in its pro rata portion of a U.S. Treasury security will be increased by the amount of OID included in income by the Holder with respect to such U.S. Treasury security (including any OID accrued on a short-term U.S. Treasury security, determined as described below).

  In the case of any U.S. Treasury security with a maturity of one year or less from the date of its issue (a "short-term U.S. Treasury security"), in general only accrual basis taxpayers will be required to include OID in income as it accrues. Unless such an accrual basis Holder elects to accrue the OID on a short-term U.S. Treasury security according to the constant-yield-to-maturity method, such OID will be accrued on a straight-line basis.

TAX BASIS OF THE U.S. TREASURY SECURITIES AND THE CONTRACT

  A Holder's initial tax basis in the Contract and the U.S. Treasury securities, respectively, will equal its pro rata portions of the amounts paid
for them by the Trust. It is currently anticipated that    % and    % of the
proceeds of the offering will be used by the Trust to purchase the U.S. Treasury securities and as payments for the Contract, respectively.

TREATMENT OF THE CONTRACT

  Each Holder will be treated as having entered into a pro rata portion of the Contract and, at the Exchange Date, as having received a pro rata portion of the Common Stock, cash, Marketable Securities or combination thereof delivered to the Trust.

DELIVERY OF THE COMMON STOCK

  The delivery of Common Stock pursuant to the Contract will not be taxable to the Holders. Each Holder's tax basis in its Common Stock will be equal to its tax basis in its pro rata portion of the Contract less the portion of such basis allocable to any fractional share of Common Stock for which cash is received. A Holder will recognize capital gain or loss upon receipt of cash in lieu of a fractional share of Common Stock in an amount equal to the difference between the amount of cash received and the tax basis of such fractional share. A Holder's holding period for the Common Stock will begin on the date following the date it is acquired by the Trust.

DELIVERY OF CASH AND MARKETABLE SECURITIES OR OTHER PROPERTY

  If the Seller elects the Cash Settlement Alternative or, as a result of an Adjustment Event, cash, Marketable Securities or a combination thereof is delivered pursuant to the Contract, a Holder will recognize capital gain or loss upon receipt in an amount equal to the difference between the amount of cash received and its tax basis in its pro rata portion of the Contract allocable to any Common Stock for which such cash was received. Such gain or loss will be long-term capital gain or loss if the Holder has held the TrENDS for more than one year immediately prior to such receipt of cash. Net capital gain (i.e., generally capital gain in excess of capital loss) recognized by an individual upon the sale of a capital asset that has been held for more than 18 months will generally be subject to tax at a rate not to exceed 20% and net capital gain recognized from the sale of an asset held for more than 12 months but less than 18 months will be subject to tax at a rate not to exceed 28%. Net capital gain derived from the sale of assets held for 12 months or less will be subject to tax at ordinary income tax rates. Capital gain derived by corporations is subject to ordinary income tax rates applicable to corporation. The deductibility of capital losses is subject to limitations.

  A Holder's tax basis in any Marketable Securities received will be equal to its tax basis in its pro rata portion of the Contract less the portion of such tax basis allocable to any Common Stock for which cash was received. A Holder's holding period for the Marketable Securities will begin on the date following the date such Marketable Securities are acquired by the Trust. See "Investment Objective and Policies--The Contract."

SALE OF TRENDS

  Upon a sale, exchange or other taxable disposition of all or some of a Holder's TrENDS, a Holder will be treated as having sold its pro rata portions of the U.S. Treasury securities and the Contract underlying the TrENDS. Such selling Holder will recognize capital gain or loss in an amount equal to the difference between the amount realized and the Holder's aggregate tax bases in its pro rata portions of the U.S. Treasury securities and the Contract. Such capital gain or loss will be long-term capital gain or loss if the Holder has held the TrENDS for more than one year immediately prior to such sale, exchange or disposition. Capital gain and loss will be subject to tax in the manner described under "--Delivery of Cash and Marketable Securities or Other Property."

ALTERNATIVE CHARACTERIZATIONS

  Although the Trust and the Seller will take the position that the Contract should be treated for United States federal income tax purposes as a prepaid forward contract for the purchase of a variable number of shares of Common Stock, the IRS could conceivably take the view that the Contract should be treated as a loan to the Seller in exchange for a contingent debt obligation of the Seller. If the IRS were to prevail in making such an assertion, a Holder would be required to include OID in income over the life of the TrENDS at a market rate of interest for the Seller, taking account of all the relevant facts and circumstances. In addition, a Holder might be required to treat any gain realized on the sale, exchange, or redemption of the TrENDS as ordinary income to the extent that such gain is allocable to the Contract. Any loss realized on such sale, exchange or redemption that is allocable to the Contract would be treated as an ordinary loss to the extent of the Holder's OID inclusions with respect to the Contract, and as capital loss to the extent in excess of such inclusions. The IRS could also conceivably take the view that a Holder should simply include in income as interest the amount of cash actually received each year in respect of the TrENDS.

                                 UNDERWRITING

  Subject to the terms and conditions contained in the Underwriting Agreement (the "Underwriting Agreement"), the underwriters named below (the
"Underwriters") have severally agreed to purchase from the Trust and the Trust has agreed to sell to each of the Underwriters, the number of TrENDS set forth opposite each Underwriter's name in the table below.

                                                                      NUMBER OF
                            UNDERWRITERS                                TRENDS
Donaldson, Lufkin & Jenrette Securities Corporation..................
BancAmerica Robertson Stephens.......................................
                                                                      ---------
Total................................................................

  The Underwriting Agreement provides that the obligation of the several Underwriters to purchase and accept delivery of the TrENDS offered hereby are subject to approval of certain legal matters by counsel and to certain other conditions. If any of the TrENDS are purchased by the Underwriters pursuant to the Underwriting Agreement, the Underwriters are obligated to purchase all such TrENDS (other than the TrENDS covered by the over-allotment option described below).

  The Underwriting Agreement contains covenants of indemnity among the Underwriters, the Company, the Trust and the Seller against certain liabilities, including liabilities under the Securities Act. The Underwriters have agreed to pay certain expenses of the Trust.

  The Underwriters have advised the Company and the Seller that they propose to offer the TrENDS to the public initially at the price set forth on the cover page of this Prospectus and to certain dealers (who may include the
Underwriters) at such price, less a concession not to exceed $    per TrENDS.
The Underwriters may allow, and such dealers may re-allow, discount not in
excess of $    per TrENDS to any other Underwriter and certain other dealers.
After the offering, the offering price and other selling terms may be changed
by the Underwriters. The Sales load of $    per TrENDS is equal to 3% of the
initial offering price set forth on the cover page of this Prospectus.
Investors must pay for any TrENDS purchased in the Offering on or before   ,
1998.

  In light of the fact that the proceeds of the sale of the TrENDS will be used in part by the Trust to purchase the Contract from the Seller, the Underwriting Agreement provides that the Seller will pay to the Underwriters
as Underwriters' Compensation $    per TrENDS.

  The Trust has granted the Underwriters an option, exercisable for 30 calendar days after the date of this Prospectus, to purchase up to an aggregate of 900,000 TrENDS, solely to cover over-allotments, if any. If the Underwriters exercise their over-allotment option, they will receive the Underwriters' Compensation referred to above for each TrENDS so purchased. In addition, in connection with any such exercise, the Underwriters have severally agreed, subject to certain conditions, to purchase approximately the same percentage thereof that the number of the TrENDS to be purchased by each of them, as shown in the foregoing table, bears to the TrENDS initially offered.

  Subject to certain exceptions, each of the Company, the Seller, Mr. T.L. Li and the executive officers and directors of the Company has agreed not to offer, sell, contract to sell, grant any option to purchase or otherwise dispose of any Common Stock of the Company or any securities convertible into or exercisable or exchangeable for such Common Stock or in any other manner transfer all or a portion of the economic consequences associated with the ownership of any such Common Stock, except to the Underwriters pursuant to the Underwriting Agreement, for a period of 90 days after the date hereof without the prior written consent of Donaldson, Lufkin & Jenrette Securities Corporation.

  The TrENDS will be a new issue of securities with no established trading market. Application has been made to list the TrENDS on the ASE under the symbol "PTT". The Underwriters have advised the Company that they intend to make a market in the TrENDS, but they are not obligated to do so and may discontinue market making at any time without notice. No assurance can be given as to the liquidity of the trading market for the TrENDS.

  The TrENDS have not been and must not be offered or sold in the United Kingdom, by means of any document, except to persons whose ordinary activities involve them in acquiring, holding, managing or disposing of investments (as principal or agent) for the purposes of their business or otherwise in circumstances which do not constitute an offering to the public in the United Kingdom within the meaning of the Public Offers of Securities Regulations 1995. This document may only be issued or passed on to a person who is of a kind described in Article 11(3) of the Financial Services Act of 1986 (Investment Advertisements) (Exemptions) Order 1996 or is a person to whom such document may otherwise lawfully be issued or passed on under the Financial Services Act of 1986.

  Other than in the United States, no action has been taken by the Company, the Seller or the Underwriters that would permit a public offering of the TrENDS offered hereby in any jurisdiction where action for that purpose is required. The TrENDS offered hereby may not be offered or sold, directly or indirectly, nor may this Prospectus or any other offering material or advertisements in connection with the offer and sale of any such TrENDS be distributed or published in any jurisdiction, except under circumstances that will result in compliance with the applicable rules and regulations of such jurisdiction. Persons into whose possession this Prospectus comes are advised to inform themselves about and to observe any restrictions relating to the offering and the distribution of this Prospectus. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any TrENDS offered hereby in any jurisdiction in which such an offer or solicitation is unlawful.

  Until distribution of the TrENDS is completed, rules of the Commission may limit the ability of the Underwriters and any selling group members to bid for and purchase the TrENDS or shares of Common Stock. As an exception to these rules, the Underwriters are permitted to engage in certain transactions to stabilize the price of the TrENDS or the Common Stock. Such transactions consist of bids or offers for the purpose of pegging, fixing or maintaining the price of the TrENDS or the Common Stock.

  If the Underwriters create a short position in the TrENDS in connection with the offering, i.e., if it sells more TrENDS than are set forth on the cover page of this Prospectus, the Underwriters may reduce that short position by purchasing TrENDS in the open market. The Underwriters may also elect to reduce any short position by exercising all or part of the over-allotment option described above.

  The Underwriters may also impose a penalty bid on certain Underwriters and selling group members. This means that if the Underwriters purchase TrENDS in the open market to reduce the Underwriters' short position or to stabilize the price of the TrENDS, they may reclaim the amount of the selling concession to the Underwriters and any selling group members who sold those TrENDS as part of the offering.

  The purchase of a TrENDS for the purpose of stabilization or to reduce a short position could cause the price of the security to be higher than it might be in the absence of such purchases. The imposition of a penalty might also have an effect on the price of a security to the extent that it were to discourage resales of such securities.

  Neither the Trust nor any of the Underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the TrENDS or on the Common Stock. In addition, neither the Trust nor any of the Underwriters makes any representation that the Underwriters will engage in such transactions or that such transactions, once commenced, will not be discontinued without notice.

  Approximately    % of the net proceeds of this offering will be used on or
shortly after the Closing to pay the purchase price under the Contract to Luckygold. Luckygold will, in turn, distribute as a dividend the net proceeds it receives from this offering to its sole shareholder, Mr. T.L. Li.
Approximately $    of such distribution will be used by Mr. T.L. Li to
partially repay amounts outstanding under a personal loan owed to an affiliate of Donaldson, Lufkin & Jenrette Securities Corporation. Donaldson, Lufkin & Jenrette Securities Corporation is a member of the NASD and one of its affiliates will receive more than 10% of the net proceeds from the offering as a result of such repayment. Accordingly, under the Conduct Rules of the NASD, the price at which the TrENDS are distributed to the public must be no higher than that recommended by a "qualified independent underwriter" meeting certain standards. BancAmerica Robertson Stephens has agreed to act as the qualified independent underwriter in connection with the offering, has participated in the preparation of this Prospectus and of the Registration Statement of which this Prospectus forms a part and has exercised the usual standard of due diligence with respect thereto. The price of the TrENDS when sold will be no higher than that recommended by BancAmerica Robertson Stephens.


  Certain of the Underwriters render investment banking and other financial services to the Company and/or the Seller from time to time.

                              VALIDITY OF TRENDS

  The validity of the TrENDS will be passed upon for the Trust by its counsel, Skadden, Arps, Slate, Meagher & Flom LLP, 919 Third Avenue, New York, New York 10022, and certain legal matters will be passed upon for the Underwriters by Paul, Weiss, Rifkind, Wharton & Garrison, 13/F, Hong Kong Club Building, 3A Chater Road, Central, Hong Kong.

                                    EXPERTS

  The financial statement included in this Prospectus has been audited by Deloitte, Touche & Tohmatsu, independent auditors, as stated in their opinion appearing herein, and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                              FURTHER INFORMATION

  The Trust has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act with respect to the TrENDS offered hereby. Further information concerning the TrENDS and the Trust may be found in the Registration Statement of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the Commission's office in Washington, D.C., and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission. In addition, the Registration Statement may be accessed electronically at the Commission's site on the World Wide Web located at http://www.sec.gov.

                          INDEPENDENT AUDITORS' REPORT

                               PEAK TRENDS TRUST
                      STATEMENT OF ASSETS AND LIABILITIES

ASSETS
Cash.................................................................... $
                                                                         ------
Total Assets............................................................ $
                                                                         ======
LIABILITIES
Total Liabilities....................................................... $
                                                                         ------
Net Assets.............................................................. $
                                                                         ------
Balance applicable to $    TrENDS issued and outstanding................ $
                                                                         ======
Net Asset Value......................................................... $
                                                                         ======

NOTE 1. ORGANIZATION

  The Trust was established on March 24, 1998 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940.

NOTE 2. ISSUANCE OF TRUST ENHANCED DIVIDEND SECURITIES ("TRENDS")

  The Trust proposes to sell Trust Enhanced Dividend Securities ("TrENDS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as initially filed on April 7, 1998. The Trust intends to use the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price of forward contracts relating to shares of common stock of Peak International Limited, a company incorporated in Bermuda. The proceeds of the Public Offering will be recorded as shareholders' equity upon receipt of such proceeds by the Trust. All offering costs of the Trust will be paid by the seller of the forward contract. Organizational costs have been paid by Donaldson, Lufkin & Jenrette Securities Corporation or an affiliate thereof.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY TRENDS OTHER THAN THE TRENDS TO WHICH IT RELATES OR ANY OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY SUCH TRENDS IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION IS UNLAWFUL.

                               ----------------

                               TABLE OF CONTENTS

                                                                            PAGE
Prospectus Summary.........................................................   3
The Trust..................................................................   9
Use of Proceeds............................................................   9
Investment Objective and Policies..........................................   9
Risk Factors...............................................................  19
Description of the TrENDS..................................................  22
Management and Administration of the Trust.................................  24
Certain United States Federal Income Tax Considerations....................  26
Underwriting...............................................................  29
Validity of TrENDS.........................................................  31
Experts....................................................................  31
Further Information........................................................  31
Independent Auditors' Report...............................................  32
Statement of Assets and Liabilities........................................  33

                               ----------------

  UNTIL      (25 DAYS AFTER THE DATE OF THIS PROSPECTUS), ALL DEALERS
EFFECTING TRANSACTIONS IN THE TRENDS, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO THE OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             6,000,000 TRENDS

                               PEAK TRENDS TRUST

                    TRUST ENHANCED DIVIDEND SECURITIES

 (EXCHANGEABLE FOR SHARES OF COMMON STOCK OF PEAK INTERNATIONAL LIMITED)

                                 -------------
                                  PROSPECTUS
                                 -------------

                         DONALDSON, LUFKIN & JENRETTE
                            SECURITIES CORPORATION

                        BANCAMERICA ROBERTSON STEPHENS

                                       , 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (a) Financial Statements

  *Part A -- Report of Independent Accountants.
             Statement of Assets and Liabilities.

   Part B -- None.

  (b) Exhibits:

   EXHIBIT
    NUMBER                                    DESCRIPTION
   -------                                    -----------
     *2.a.(i)      Form of Amended and Restated Declaration of Trust
     *2.a.(ii)     Certificate of Trust
     *2.d          Form of Specimen Certificate of Trust Enhanced Dividend Securities
      2.h          Form of Underwriting Agreement
     *2.j          Form of Custodian Agreement
     *2.k.(i)      Form of Administration Agreement
     *2.k.(ii)     Form of Paying Agent Agreement
      2.k.(iii)    Form of Purchase Agreement
     *2.k.(iv)     Form of Collateral Agreement
     *2.k.(v)      Form of Guaranty
     *2.k.(vi)     Form of Fund Expense Agreement
     *2.k.(vii)    Form of Fund Indemnity Agreement
     *2.k.(viii)   Form of Reimbursement Agreement
      2.l          Opinion and Consent of Counsel to the Trust
      2.n.(i)      Tax Opinion and Consent of Counsel to the Trust
    **2.n.(ii)     Consent of Independent Public Accountants
      2.n.(iii)    Consent of Conyers Dill & Pearman
      2.n.(iv)     Consent of Richards Butler

  --------

  * Previously filed.

  ** To be filed by amendment.

ITEM 25. MARKETING ARRANGEMENTS

  See the form of Underwriting Agreement to be filed as Exhibit 2.h to this Registration Statement.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

  The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

   Registration fees.................................................. $46,244
   American Stock Exchange listing fee................................  30,000
   Printing (other than certificates).................................       *
   Engraving and printing certificates................................       *
   Fees and expenses of qualification under state securities laws
    (excluding fees of counsel).......................................       *
   Accounting fees and expenses.......................................  10,000
   Legal fees and expenses............................................       *
   NASD fee...........................................................       *
   Miscellaneous......................................................       *
     Total............................................................ $     *

ITEM 27. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  The Trust will be internally managed and will not have an investment adviser. The information in the Prospectus under the caption "Management and Administration of the Trust" is incorporated herein by reference.

ITEM 28. NUMBER OF HOLDERS OF TRENDS

                                                                    NUMBER OF
   TITLE OF CLASS                                                 RECORD HOLDERS
   --------------                                                 --------------
   TrENDS........................................................        1

  There will be one record holder of the TrENDS as of the effective date of this Registration Statement.

ITEM 29. INDEMNIFICATION

  The Underwriting Agreement, filed as Exhibit 2.h to this Registration Statement, provides for indemnification to the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Act").

  The Amended and Restated Declaration of Trust filed as Exhibit 2.a(i) to this Registration Statement provides for indemnification to each Trustee against any claim or liability incurred in acting as Trustee of the Trust, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties. The Custodian Agreement, Administration Agreement and Paying Agent Agreement filed as Exhibits 2.j, 2.k(i) and 2.k(ii) to this Registration Statement provide for indemnification to the Custodian, Administrator and Paying Agent against any loss or expense incurred in the loss or expense is due to willful misfeaseance, bad faith, gross negligence or reckless disregard of their obligations. The Fund Indemnity Agreement filed as Exhibit 2.k(vi) to this Registration Statement provides that Donaldson, Lufkin & Jenrette Securities Corporation or an affiliate thereof will indemnify the Trust for certain indemnification expenses incurred under the Administration Agreement and the Paying Agent Agreement.

  Insofar as indemnification for liabilities arising under the Act, may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  The Trust is internally managed and does not have an investment adviser.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

  The Trust's accounts, books and other documents are currently located at the offices of the Registrant, c/o Donald J. Puglisi, Puglisi & Associates, 850 Library Avenue, Suite 294, Newark, Delaware 19715 and at the offices of The Bank of New York, 101 Barclay Street, New York, New York 10286, the Registrant's Administrator, Custodian, Paying Agent, transfer agent and registrar.

ITEM 32. MANAGEMENT SERVICES

  Not Applicable.

ITEM 33. UNDERTAKINGS

  (a) The Registrant hereby undertakes to suspend offering of the shares covered hereby until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

  (b) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Act shall be deemed to be part of this registration statement as of the time it was declared effective; and (ii) for the purpose of determining any liability under the Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURE

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF NEWARK, AND STATE OF DELAWARE, ON THE 18TH DAY OF MAY, 1998.

                                          PEAK TrENDS TRUST
                                           (REGISTRANT)


                                          By:      /s/ Donald J. Puglisi
                                              ---------------------------------
                                               DONALD J. PUGLISI AS TRUSTEE


                                          By:    /s/ William R. Latham III
                                              ---------------------------------
                                             WILLIAM R. LATHAM III AS TRUSTEE


                                          By:      /s/ James B. O'Neill
                                              ---------------------------------
                                                JAMES B. O'NEILL AS TRUSTEE

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

                NAME                           TITLE                 DATE

        /s/ Donald J. Puglisi            Managing Trustee
-------------------------------------                            May 18, 1998
          DONALD J. PUGLISI

                                 EXHIBIT INDEX

                                                                                  SEQUENTIAL
 EXHIBIT                                                                             PAGE
 NUMBER                                   DESCRIPTION                               NUMBER
-------                                   -----------                             ----------
  *2.a.(i)     Form of Amended and Restated Trust Agreement
  *2.a.(ii)    Certificate of Trust
  *2.d         Form of Specimen Certificate of Trust Enhanced Dividend Securities
   2.h         Form of Underwriting Agreement
  *2.j         Form of Custodian Agreement
  *2.k.(i)     Form of Administration Agreement
  *2.k.(ii)    Form of Paying Agent Agreement
   2.k.(iii)   Form of Purchase Agreement
  *2.k.(iv)    Form of Collateral Agreement
  *2.k.(v)     Form of Guaranty
  *2.k.(vi)    Form of Fund Expense Agreement
  *2.k.(vii)   Form of Fund Indemnity Agreement
  *2.k.(viii)  Form of Reimbursement Agreement
   2.l         Opinion and Consent of Counsel to the Trust
   2.n.(i)     Tax Opinion and Consent of Counsel to the Trust
 **2.n.(ii)    Consent of Independent Public Accountants
   2.n.(iii)   Consent of Conyers Dill & Pearman
   2.n.(iv)    Consent of Richards Butler

--------

* Previously filed.

** To be filed by amendment.

  THE FOLLOWING PROSPECTUS OF PEAK INTERNATIONAL LIMITED IS ATTACHED AND DELIVERED FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF PEAK INTERNATIONAL LIMITED DOES NOT CONSTITUTE A PART OF THE FOREGOING PROSPECTUS OF PEAK TRENDS TRUST, NOR IS IT INCORPORATED BY REFERENCE THEREIN.